UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
08/31/2026
Date of reporting period:
08/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

iShares Morningstar Small-Cap ETF

ISCB | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Morningstar Small-Cap ETF (the “Fund”) for the period of June 28, 2004 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap ETF	$1(a)	0.04%(b)
(a)	The Fund announced on August 6, 2026 to change its fiscal year end from April 30 to August 31. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended August 31, 2026, the Fund returned 6.59%.
  For the same period, the Morningstar US Market Index returned 7.07% and the Morningstar US Small Cap Extended Index (Spliced) returned 6.57%.
What contributed to performance?
Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Firms that provide communications equipment gained on strong demand for optical connectivity products used in artificial intelligence ("AI”) data centers, as cloud spending and adoption of higher-speed technologies accelerated. Semiconductor and semiconductor equipment stocks also benefited from accelerating AI-related investment, including data-center components, high-speed connectivity products, and semiconductor manufacturing equipment. In the healthcare sector, biotechnology stocks benefited from attractive valuations, improving sentiment, and as pharmaceuticals firms acquired emerging biotechs to rebuild drug pipelines ahead of major patent expirations.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2016 through August 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.59%	6.91%	9.04%
Morningstar US Market Index	20.07	11.91	14.94
Morningstar US Small Cap Extended Index (Spliced)	21.52	6.80	9.06
Key Fund statistics
Net Assets	$285,604,017
Number of Portfolio Holdings	1,572
Net Investment Advisory Fees	$37,843
Portfolio Turnover Rate	12%
The Fund's total return is 6.59% for the period from May 1, 2026 to August 31, 2026.
The Morningstar US Small Cap Extended Index (Spliced) reflects the performance of the Morningstar US Small Core Index through March 21, 2021, and the Morningstar US Small Cap Extended Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.6%
Financials	16.9%
Health Care	15.4%
Information Technology	14.9%
Consumer Discretionary	10.9%
Real Estate	7.3%
Energy	4.4%
Materials	3.9%
Consumer Staples	3.5%
Communication Services	2.8%
Utilities	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Atlassian Corp., Class A	0.5%
Okta, Inc., Class A	0.5%
Roku, Inc., Class A	0.3%
Guardant Health, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
Zebra Technologies Corp., Class A	0.3%
Jones Lang LaSalle, Inc.	0.3%
Gen Digital, Inc.	0.3%
Guidewire Software, Inc.	0.3%
TransUnion	0.3%
(a)	Excludes money market funds.
Material fund changes
This is a summary of certain changes and planned changes to the Fund since April 30, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on August 6, 2026 that it would change the Fund's name from the iShares Morningstar Small-Cap ETF to the iShares MSCI USA Small-Cap ETF, the ticker from ISCB to MSML, and the fiscal year end from April 30 to August 31. The Fund also announced a change of the underlying index from the Morningstar US Small Cap Extended Market Index to the MSCI USA Small Cap Index  and related changes to the Fund’s investment strategy. The MSCI USA Small Cap Index measures the performance of the small-capitalization segment of the U.S. equities market. The changes became effective on October 5, 2026 except the fiscal year end change was effective as of August 6, 2026.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Small-Cap ETF
Annual Shareholder Report — August 31, 2026
ISCB-08/26-AR

iShares Morningstar U.S. Equity ETF

ILCB | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Morningstar U.S. Equity ETF (the “Fund”) for the period of June 28, 2004 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar U.S. Equity ETF	$1(a)	0.03%(b)
(a)	The Fund announced on August 6, 2026 to change its fiscal year end from April 30 to August 31. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended August 31, 2026, the Fund returned 7.17%.
  For the same period, the Morningstar US Market Index returned 7.07% and the Morningstar US Large-Mid Cap Index (Spliced) returned 7.18%.
What contributed to performance?
The information technology sector contributed the most to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks were buoyed by expanding demand across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and increased investment in enterprise and hyperscale storage solutions, driven by AI-related data growth. In the healthcare sector, as pharmaceutical stocks advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology, as well as increased acquisition activity as drugmakers sought to replenish their pipelines through acquisitions of emerging biotechnology companies. Stocks in the industrials sector also benefited from strong demand for data centers, supporting investment in power infrastructure, electrical equipment, and related construction and engineering projects.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2016 through August 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	20.11%	12.24%	14.59%
Morningstar US Market Index	20.07	11.91	14.94
Morningstar US Large-Mid Cap Index (Spliced)	20.18	12.26	14.71
Key Fund statistics
Net Assets	$1,302,522,285
Number of Portfolio Holdings	529
Net Investment Advisory Fees	$128,593
Portfolio Turnover Rate	2%
The Fund's total return is 7.17% for the period from May 1, 2026 to August 31, 2026.
The Morningstar US Large-Mid Cap Index (Spliced) reflects the performance of the Morningstar US Large Core Index through March 21, 2021, and the Morningstar US Large-Mid Cap Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	37.8%
Financials	12.2%
Communication Services	9.4%
Health Care	9.4%
Consumer Discretionary	9.1%
Industrials	8.6%
Consumer Staples	4.4%
Energy	3.6%
Utilities	1.9%
Materials	1.9%
Real Estate	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	7.7%
Apple Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C, NVS	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%
(a)	Excludes money market funds.
Material fund changes
This is a summary of certain changes and planned changes to the Fund since April 30, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on August 6, 2026 that it would change the Fund's name from the iShares Morningstar U.S. Equity ETF to the iShares MSCI USA ETF, the ticker from ILCB to MLRG, and the fiscal year end from April 30 to August 31. The Fund also announced a change of the underlying index from the Morningstar US Large-Mid Cap Market Index to the MSCI USA Index and related changes to the Fund’s investment strategy. The MSCI USA Index measures the performance of the large- and mid-capitalization segments of the U.S. equities market. The changes became effective on October 5, 2026 except the fiscal year end change was effective as of August 6, 2026.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar U.S. Equity ETF
Annual Shareholder Report — August 31, 2026
ILCB-08/26-AR

(b) Not Applicable

Item 2 –	Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the two series of the registrant for which the fiscal year-end is August 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,600.00 for the fiscal year ended April 30, 2026 and $21,280.00 for the fiscal year ended August 31, 2026.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2026 and August 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $19,400.00 for the fiscal year ended April 30, 2026 and $19,400.00 for the fiscal year ended August 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended April 30, 2026 and August 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $19,400.00 for the fiscal year ended April 30, 2026 and $19,400.00 for the fiscal year ended August 31, 2026.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a)

The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

John E. Martinez

(b)	Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

August 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Morningstar Small-Cap ETF | ISCB | NYSE Arca
●iShares Morningstar U.S. Equity ETF | ILCB | NYSE Arca

Table of Contents

Schedule of Investments
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.(a)	1,751	$ 226,387
AeroVironment, Inc.(a)	1,703	252,640
Aevex Corp., Class A(a)(b)	818	14,397
Archer Aviation, Inc., Class A(a)(b)	29,637	171,302
Arxis, Inc., Class A(a)	2,068	107,060
Astronics Corp.(a)	1,261	92,898
Beta Technologies, Inc., Class A(a)	1,586	31,879
Cadre Holdings, Inc.	1,234	36,600
Ducommun, Inc.(a)	544	93,252
Eve Holding, Inc., Class A(a)(b)	4,136	9,306
Firefly Aerospace, Inc.(a)(b)	3,471	73,307
Hexcel Corp.	3,295	305,348
Huntington Ingalls Industries, Inc.	1,769	515,133
Intuitive Machines, Inc., Class A(a)(b)	5,275	81,024
Karman Holdings, Inc.(a)	5,590	231,705
Kratos Defense & Security Solutions, Inc.(a)	8,269	421,554
Leonardo DRS, Inc.	3,273	124,374
Loar Holdings, Inc.(a)(b)	1,786	125,359
Mercury Systems, Inc.(a)	2,438	212,911
Merlin, Inc.(a)	1,235	3,742
Moog, Inc., Class A	1,274	473,291
National Presto Industries, Inc.	204	30,949
Red Cat Holdings, Inc.(a)(b)	5,433	46,669
Redwire Corp.(a)(b)	8,707	93,165
Satellogic, Inc., Class A(a)(b)	4,369	21,277
StandardAero, Inc.(a)	10,276	251,659
V2X, Inc.(a)	1,308	100,925
Voyager Technologies, Inc., Class A(a)(b)	2,374	79,838
VSE Corp.	1,157	241,443
York Space Systems, Inc.(a)(b)	817	7,427
		4,476,821
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.(a)	5,153	245,952
Hub Group, Inc., Class A	2,725	108,646
		354,598
Automobile Components — 1.2%
Adient PLC(a)	3,426	64,991
Aptiv PLC(a)	9,464	423,609
Autoliv, Inc.	2,798	339,146
BorgWarner, Inc.	9,242	592,967
Dana, Inc.	4,817	144,414
Dauch Corp.(a)	9,934	62,187
Dorman Products, Inc.(a)	1,220	157,197
Fox Factory Holding Corp.(a)	1,988	40,615
Garrett Motion, Inc.	7,629	205,601
Gentex Corp.	9,549	213,611
Gentherm, Inc.(a)	1,356	53,277
Goodyear Tire & Rubber Co. (The)(a)(b)	11,364	71,252
Kodiak AI, Inc.(a)(b)	4,564	17,252
LCI Industries	1,005	101,133
Lear Corp.	2,259	282,352
Mobileye Global, Inc., Class A(a)	8,233	70,227
Patrick Industries, Inc.	1,409	115,143
Phinia, Inc.	1,649	112,858
QuantumScape Corp., Class A(a)(b)	22,065	123,343
Solid Power, Inc., Class A(a)(b)	8,527	19,868
Standard Motor Products, Inc.	1,039	39,191
Versigent PLC(a)	3,184	150,922
Security	Shares	Value
Automobile Components (continued)
Visteon Corp.	1,057	$ 107,624
XPEL, Inc.(a)	983	48,423
		3,557,203
Automobiles — 0.1%
Harley-Davidson, Inc.	4,449	122,792
Lucid Group, Inc.(a)(b)	7,623	36,972
Thor Industries, Inc.	2,279	173,204
Winnebago Industries, Inc.	1,132	34,062
		367,030
Banks — 6.1%
1st Source Corp.	832	71,244
Amalgamated Financial Corp.	743	35,716
Ameris Bancorp	2,729	229,918
Associated Banc-Corp.	7,355	225,137
Atlantic Union Bankshares Corp.	5,762	232,381
Axos Financial, Inc.(a)	2,167	209,744
Banc of California, Inc.	5,418	100,883
BancFirst Corp.	978	106,817
Bancorp, Inc. (The)(a)	1,723	111,995
Bank First Corp.	458	69,002
Bank of Hawaii Corp.	1,740	132,118
Bank OZK	4,333	212,664
BankUnited, Inc.	2,817	128,455
Banner Corp.	1,400	98,196
BOK Financial Corp.	758	103,149
Burke & Herbert Financial Services Corp.	812	57,904
Business First Bancshares, Inc.	1,402	43,490
Byline Bancorp, Inc.	1,343	50,927
Capitol Federal Financial, Inc.	4,661	40,131
Cathay General Bancorp	2,711	165,940
Central Pacific Financial Corp.	1,087	40,458
City Holding Co.	607	86,771
CNB Financial Corp.	1,268	42,884
Coastal Financial Corp.(a)(b)	554	26,099
Columbia Banking System, Inc.	12,493	370,293
Columbia Financial, Inc.	4,347	50,512
Commerce Bancshares, Inc.	6,291	363,054
Community Financial System, Inc.	2,296	144,074
Community Trust Bancorp, Inc.	726	55,270
ConnectOne Bancorp, Inc.	2,162	67,973
Cullen/Frost Bankers, Inc.	2,673	430,006
Customers Bancorp, Inc.(a)	1,445	112,970
CVB Financial Corp.	7,004	155,279
Dime Commercial Bancshares, Inc.	1,729	69,852
Eagle Bancorp, Inc.	1,259	34,358
Eastern Bankshares, Inc.	9,058	198,914
Enterprise Financial Services Corp.	1,653	104,519
Equity Bancshares, Inc., Class A	682	33,664
Esquire Financial Holdings, Inc.	342	38,208
Farmers National Banc Corp.	2,733	42,662
FB Financial Corp.	1,924	109,591
First Bancorp	1,739	110,305
First Bancorp	6,309	175,895
First Busey Corp.	3,758	113,116
First Commonwealth Financial Corp.	4,158	86,071
First Financial Bancorp	4,051	132,184
First Financial Bankshares, Inc.	5,427	180,339
First Hawaiian, Inc.	5,320	136,245
First Horizon Corp.	21,905	532,730
First Interstate BancSystem, Inc., Class A	3,420	125,890
First Merchants Corp.	2,847	118,065
First Mid Bancshares, Inc.	1,075	53,492
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Firstsun Capital Bancorp(a)	1,097	$ 43,891
Five Star Bancorp	703	32,211
Flagstar Bank N.A.	13,422	178,647
FNB Corp.	15,436	281,398
Fulton Financial Corp.	8,409	197,275
German American Bancorp, Inc.	1,623	80,046
Glacier Bancorp, Inc.	5,921	274,202
Hancock Whitney Corp.	3,653	272,112
Hanmi Financial Corp.	1,250	38,750
Heritage Financial Corp.	1,733	49,512
Hilltop Holdings, Inc.	1,777	67,615
Home BancShares, Inc.	8,523	251,088
HomeTrust Bancshares, Inc.	672	31,208
Hope Bancorp, Inc.	5,422	74,769
Horizon Bancorp, Inc.	2,305	44,763
Independent Bank Corp.	2,034	165,120
International Bancshares Corp.	2,263	158,772
Lakeland Financial Corp.	1,124	66,417
Live Oak Bancshares, Inc.	1,540	60,661
Mechanics Bancorp, Class A	2,122	33,400
Mercantile Bank Corp.	758	45,298
Metropolitan Bank Holding Corp.	486	44,119
National Bank Holdings Corp., Class A	1,850	76,386
NB Bancorp, Inc.	1,715	38,296
NBT Bancorp, Inc.	2,176	111,890
Nicolet Bankshares, Inc.	913	154,607
Northeast Bank(b)	344	43,396
Northwest Bancshares, Inc.	5,811	88,850
OceanFirst Financial Corp.	3,654	68,841
OFG Bancorp	1,698	88,381
Old National Bancorp	14,735	376,921
Old Second Bancorp, Inc.	2,177	54,599
Origin Bancorp, Inc.	1,287	68,378
Park National Corp.	739	144,319
Pathward Financial, Inc.	923	75,188
Peapack-Gladstone Financial Corp.	643	28,704
Peoples Bancorp, Inc.	1,581	62,244
Pinnacle Financial Partners, Inc.	6,548	654,604
Popular, Inc.	2,728	458,822
Prosperity Bancshares, Inc.	5,096	364,670
Provident Financial Services, Inc.	5,371	125,681
QCR Holdings, Inc.	662	65,849
Renasant Corp.	3,982	162,904
Republic Bancorp, Inc., Class A	397	37,123
S&T Bancorp, Inc.	1,454	71,944
Seacoast Banking Corp. of Florida	4,241	144,003
ServisFirst Bancshares, Inc.	4,862	209,260
Simmons First National Corp., Class A	6,474	146,183
Southside Bancshares, Inc.	1,305	41,186
SouthState Bank Corp.	4,163	436,657
Stock Yards Bancorp, Inc.	1,136	89,983
Texas Capital Bancshares, Inc.	1,838	178,617
Tompkins Financial Corp.	579	56,232
Towne Bank	3,749	138,863
TriCo Bancshares	1,346	71,849
Triumph Financial, Inc.(a)	1,013	72,176
TrustCo Bank Corp.	697	39,534
Trustmark Corp.	2,282	104,789
UMB Financial Corp.	3,090	437,637
United Bankshares, Inc.	5,989	282,262
United Community Banks, Inc.	5,021	174,932
Univest Financial Corp.	1,232	51,153
Security	Shares	Value
Banks (continued)
Valley National Bancorp	20,380	$ 277,983
WaFd, Inc.	3,236	115,719
WesBanco, Inc.	3,980	159,240
Westamerica BanCorp	926	53,754
Western Alliance Bancorp	4,756	371,586
Wintrust Financial Corp.	2,994	450,178
WSFS Financial Corp.	2,297	177,903
Zions Bancorp N.A.	6,349	423,415
		17,386,519
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A(a)	320	56,899
Brown-Forman Corp., Class A	2,208	60,146
Brown-Forman Corp., Class B, NVS	12,519	332,630
Celsius Holdings, Inc.(a)	8,248	259,400
Coca-Cola Consolidated, Inc.	2,555	499,681
Molson Coors Beverage Co., Class B	6,680	265,597
National Beverage Corp.	1,221	38,620
Primo Brands Corp., Class A	10,877	248,213
Vita Coco Co., Inc. (The)(a)	2,243	131,698
		1,892,884
Biotechnology — 5.9%
Absci Corp.(a)	5,641	50,995
ACADIA Pharmaceuticals, Inc.(a)	5,636	162,937
ADMA Biologics, Inc.(a)	10,075	94,604
Agios Pharmaceuticals, Inc.(a)	2,551	85,918
Aktis Oncology, Inc.(a)(b)	904	23,423
Alkermes PLC(a)	7,180	337,388
AnaptysBio, Inc.(a)	826	47,107
Annexon, Inc.(a)	6,291	31,078
Apogee Therapeutics, Inc.(a)	1,823	246,251
Arbutus Biopharma Corp.(a)	6,673	33,899
Arcus Biosciences, Inc.(a)	3,839	112,406
Arcutis Biotherapeutics, Inc.(a)	4,781	114,601
Ardelyx, Inc.(a)	10,655	40,276
ArriVent Biopharma, Inc.(a)	1,457	43,783
Arrowhead Pharmaceuticals, Inc.(a)	5,539	456,358
ARS Pharmaceuticals, Inc.(a)(b)	2,495	14,970
Aurinia Pharmaceuticals, Inc.(a)	4,948	79,712
Beam Therapeutics, Inc.(a)	4,193	123,400
Bicara Therapeutics, Inc.(a)	1,663	38,449
BioCryst Pharmaceuticals, Inc.(a)	10,494	101,792
Biohaven Ltd.(a)	5,941	90,719
BioMarin Pharmaceutical, Inc.(a)	8,699	567,436
Bridgebio Pharma, Inc.(a)	7,383	565,464
CareDx, Inc.(a)	2,150	107,737
Caris Life Sciences, Inc.(a)(b)	4,759	121,307
Celcuity, Inc.(a)(b)	1,011	90,040
Celldex Therapeutics, Inc.(a)	2,846	112,787
CG oncology, Inc.(a)(b)	2,551	191,733
Cogent Biosciences, Inc.(a)	6,956	243,460
Corvus Pharmaceuticals, Inc.(a)	2,886	40,519
CRISPR Therapeutics AG(a)(b)	4,191	238,803
Cullinan Therapeutics, Inc.(a)	2,054	45,332
Cytokinetics, Inc.(a)	5,565	394,614
CytomX Therapeutics, Inc.(a)	8,428	28,318
Damora Therapeutics, Inc.(a)(b)	2,013	56,726
Denali Therapeutics, Inc.(a)	6,080	144,461
Design Therapeutics, Inc.(a)(b)	1,744	26,317
Dianthus Therapeutics, Inc.(a)(b)	1,709	180,487
Disc Medicine, Inc.(a)	1,550	121,907
Dyne Therapeutics, Inc.(a)	7,751	197,108
Erasca, Inc.(a)	9,786	174,974
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Evommune, Inc.(a)(b)	831	$ 10,520
Exelixis, Inc.(a)	10,294	562,464
First Tracks Biotherapeutics, Inc.(a)	1,448	60,584
Generate Biomedicines, Inc.(a)(b)	1,115	17,026
Geron Corp.(a)	21,772	32,440
GRAIL, Inc.(a)	1,731	137,389
Halozyme Therapeutics, Inc.(a)	5,326	567,166
Hyperliquid Strategies, Inc.(a)	5,416	66,346
Ideaya Biosciences, Inc.(a)	4,115	165,011
ImmunityBio, Inc.(a)(b)	17,015	135,269
Immunome, Inc.(a)(b)	4,411	120,906
Immunovant, Inc.(a)	3,864	157,728
Inhibrx Biosciences, Inc.(a)	398	50,427
Intellia Therapeutics, Inc.(a)(b)	5,883	74,891
Ionis Pharmaceuticals, Inc.(a)	7,426	448,233
Iovance Biotherapeutics, Inc.(a)(b)	15,580	127,289
Jade Biosciences, Inc.(a)	2,353	50,260
Janux Therapeutics, Inc.(a)	2,013	36,677
Kailera Therapeutics, Inc.(a)(b)	1,996	30,738
Kiniksa Pharmaceuticals International PLC(a)	1,878	147,667
Kodiak Sciences, Inc.(a)(b)	1,789	66,819
Krystal Biotech, Inc., Class A3(a)	1,153	414,342
Kura Oncology, Inc.(a)	3,379	42,744
Kymera Therapeutics, Inc.(a)	2,398	284,906
Madrigal Pharmaceuticals, Inc.(a)	861	464,966
MannKind Corp.(a)(b)	13,557	54,364
MapLight Therapeutics, Inc.(a)(b)	756	9,805
MeiraGTx Holdings PLC(a)	1,898	26,211
Mineralys Therapeutics, Inc.(a)(b)	2,439	62,609
Mirum Pharmaceuticals, Inc.(a)	1,994	195,512
Monte Rosa Therapeutics, Inc.(a)(b)	2,736	38,140
Neurocrine Biosciences, Inc.(a)	4,526	697,140
Novavax, Inc.(a)(b)	6,917	64,812
Nurix Therapeutics, Inc.(a)	3,438	88,632
Olema Pharmaceuticals, Inc.(a)	2,951	30,779
ORIC Pharmaceuticals, Inc.(a)(b)	2,918	37,905
Oruka Therapeutics, Inc.(a)(b)	1,604	148,562
Palvella Therapeutics, Inc.(a)	450	68,666
Praxis Precision Medicines, Inc.(a)	972	340,492
Precigen, Inc.(a)(b)	8,008	55,495
Protagonist Therapeutics, Inc.(a)(b)	2,384	352,236
PTC Therapeutics, Inc.(a)	3,281	228,161
Recursion Pharmaceuticals, Inc., Class A(a)(b)	23,036	78,322
Relay Therapeutics, Inc.(a)	6,958	127,888
Rhythm Pharmaceuticals, Inc.(a)	2,395	254,181
Sana Biotechnology, Inc.(a)	8,018	31,030
Sarepta Therapeutics, Inc.(a)	4,621	97,180
Savara, Inc.(a)(b)	4,332	23,349
Scholar Rock Holding Corp.(a)	3,926	222,997
SELLAS Life Sciences Group, Inc.(a)(b)	8,283	110,495
Sionna Therapeutics, Inc.(a)(b)	854	5,150
Spyre Therapeutics, Inc.(a)	3,478	310,690
Stoke Therapeutics, Inc.(a)	2,364	73,757
Syndax Pharmaceuticals, Inc.(a)	3,791	73,128
Tango Therapeutics, Inc.(a)	4,243	96,910
Taysha Gene Therapies, Inc.(a)	9,303	52,934
TG Therapeutics, Inc.(a)	6,486	352,190
Travere Therapeutics, Inc.(a)	4,157	275,526
Twist Bioscience Corp.(a)(b)	2,719	377,941
Tyra Biosciences, Inc.(a)	583	14,592
Ultragenyx Pharmaceutical, Inc.(a)	4,391	110,697
uniQure NV(a)(b)	2,897	141,026
Security	Shares	Value
Biotechnology (continued)
Vaxcyte, Inc.(a)	5,835	$ 354,418
Vera Therapeutics, Inc., Class A(a)(b)	2,430	82,814
Veracyte, Inc.(a)	3,468	149,783
Vericel Corp.(a)	2,325	92,768
Viking Therapeutics, Inc.(a)(b)	4,916	161,146
Vir Biotechnology, Inc.(a)	5,053	55,280
Viridian Therapeutics, Inc.(a)(b)	4,277	99,055
Xencor, Inc.(a)	2,695	73,479
Z Squared, Inc.(a)(b)	237	699
Zenas Biopharma, Inc.(a)	1,340	43,309
Zymeworks, Inc.(a)	1,999	58,791
		16,753,450
Broadline Retail — 0.4%
Dillard’s, Inc., Class A	186	116,430
Etsy, Inc.(a)	4,226	343,701
Kohl’s Corp.	4,950	88,209
Macy’s, Inc.	10,590	232,556
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	2,730	205,897
Pattern Group, Inc., Class A(a)(b)	1,618	33,541
Savers Value Village, Inc.(a)(b)	1,696	17,520
		1,037,854
Building Products — 2.4%
A. O. Smith Corp.	4,670	276,137
AAON, Inc.	3,063	232,696
Advanced Drainage Systems, Inc.	3,279	445,059
Allegion PLC	3,751	582,343
Apogee Enterprises, Inc.	894	34,920
Armstrong World Industries, Inc.	1,902	328,247
AZZ, Inc.	1,269	174,056
Builders FirstSource, Inc.(a)	4,838	321,243
Carlisle Cos., Inc.	1,799	623,497
CSW Industrials, Inc.	726	224,298
Fortune Brands Innovations, Inc.	5,059	224,265
Gibraltar Industries, Inc.(a)	1,358	61,096
Griffon Corp.	1,736	169,069
Hayward Holdings, Inc.(a)	9,079	127,560
Louisiana-Pacific Corp.	2,866	202,082
Madison Air Solutions Corp., Class A(a)	4,225	111,540
Masco Corp.	9,098	656,512
Masterbrand, Inc.(a)	8,622	71,131
Modine Manufacturing Co.(a)	2,155	384,517
Owens Corning	3,515	485,597
Resideo Technologies, Inc.(a)(b)	6,109	118,270
Simpson Manufacturing Co., Inc.	1,852	338,194
Tecnoglass Holdings, Inc.(b)	997	39,581
Trex Co., Inc.(a)	4,482	204,290
UFP Industries, Inc.	2,438	206,060
Zurn Elkay Water Solutions Corp.	6,774	323,797
		6,966,057
Capital Markets — 3.4%
Acadian Asset Management, Inc.	1,309	123,308
Affiliated Managers Group, Inc.	1,194	439,619
Artisan Partners Asset Management, Inc., Class A	3,140	133,670
BGC Group, Inc., Class A	15,496	186,107
Bitgo Holdings, Inc., Class A(a)(b)	3,057	21,766
Blue Owl Capital, Inc., Class A	29,265	358,204
Cohen & Steers, Inc.	1,333	107,533
DigitalBridge Group, Inc., Class A	8,391	133,501
Donnelley Financial Solutions, Inc.(a)	1,089	52,599
Evercore, Inc., Class A	1,602	458,861
FactSet Research Systems, Inc.	1,647	516,417
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Federated Hermes, Inc., Class B, NVS	3,478	$ 221,375
Franklin Templeton, Inc.	12,505	427,046
Freedom Holding Corp.(a)(b)	856	149,809
Galaxy Digital, Inc., Class A(a)	8,449	207,845
Hamilton Lane, Inc., Class A	1,644	178,900
Houlihan Lokey, Inc., Class A	2,453	326,960
Invesco Ltd.	14,203	465,574
Jefferies Financial Group, Inc.	7,231	380,640
Lazard, Inc.	4,197	181,436
MarketAxess Holdings, Inc.	1,557	253,215
Miami International Holdings, Inc.(a)	3,490	149,616
Moelis & Co., Class A	3,257	221,704
Morningstar, Inc.	916	200,549
Oppenheimer Holdings, Inc., Class A, NVS	328	38,963
Perella Weinberg Partners, Class A	3,267	54,330
Piper Sandler Cos.	2,996	224,880
PJT Partners, Inc., Class A	1,137	205,103
SEI Investments Co.	4,497	499,077
Sharplink, Inc.(a)(b)	9,111	78,628
StepStone Group, Inc., Class A	3,224	168,486
Stifel Financial Corp.	6,850	553,343
StoneX Group, Inc.(a)	4,875	333,840
TPG, Inc., Class A	6,167	333,758
Tradeweb Markets, Inc., Class A	5,239	564,240
Twenty One Capital, Inc., Class A, NVS(a)(b)	1,846	11,297
Victory Capital Holdings, Inc., Class A	2,090	246,641
Virtu Financial, Inc., Class A	3,759	246,741
Virtus Investment Partners, Inc.	316	52,298
Wealthfront Corp.(a)(b)	2,181	20,087
WisdomTree, Inc.	5,279	127,013
		9,654,979
Chemicals — 1.9%
Ashland, Inc.	1,858	136,247
Avient Corp.	3,933	173,288
Axalta Coating Systems Ltd.(a)	8,707	317,109
Balchem Corp.	1,395	245,366
Cabot Corp.	2,314	191,391
Celanese Corp., Class A	4,908	223,216
Chemours Co. (The)	6,668	103,754
Eastman Chemical Co.	4,952	358,723
Ecovyst, Inc.(a)	4,359	44,331
Element Solutions, Inc.	10,021	356,146
FMC Corp.	5,536	63,830
Hawkins, Inc.	895	107,642
HB Fuller Co.	2,283	125,451
Huntsman Corp.	7,210	69,072
Ingevity Corp.(a)	1,399	96,937
Innospec, Inc.	1,052	98,741
Koppers Holdings, Inc.	815	37,384
LSB Industries, Inc.(a)	2,608	27,827
Minerals Technologies, Inc.	1,209	85,742
Mosaic Co. (The)	13,583	327,622
NewMarket Corp.	318	285,469
Olin Corp.	4,804	83,590
Perimeter Solutions, Inc.(a)	6,091	185,775
PureCycle Technologies, Inc.(a)(b)	7,749	50,601
Quaker Chemical Corp.	604	100,143
RPM International, Inc.	5,794	603,155
Scotts Miracle-Gro Co. (The)	2,037	121,813
Sensient Technologies Corp.	1,894	255,576
Solstice Advanced Materials, Inc.	7,152	453,365
Security	Shares	Value
Chemicals (continued)
Stepan Co.	977	$ 61,170
Westlake Corp.	1,340	100,594
		5,491,070
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	2,552	119,000
ACV Auctions, Inc., Class A(a)(b)	7,519	52,859
Brady Corp., Class A, NVS	1,921	174,139
BrightView Holdings, Inc.(a)	2,979	33,097
Brink’s Co. (The)	1,839	200,322
Casella Waste Systems, Inc., Class A(a)(b)	2,797	258,023
Cimpress PLC(a)	744	66,298
CoreCivic, Inc.(a)	4,346	144,374
Deluxe Corp.	1,916	44,260
Enviri Corp.(a)	1,092	24,330
GEO Group, Inc. (The)(a)	5,365	170,661
Healthcare Services Group, Inc.(a)	2,715	59,703
HNI Corp.	3,025	146,501
Interface, Inc., Class A	2,441	92,563
Liquidity Services, Inc.(a)	1,042	43,430
MillerKnoll, Inc.	3,050	68,899
MSA Safety, Inc.	1,639	306,116
Onterris, Inc.(a)(b)	1,367	22,856
OPENLANE, Inc.(a)	4,355	155,038
Pitney Bowes, Inc.	1,553	26,603
Tetra Tech, Inc.	10,617	383,698
UniFirst Corp.	622	172,045
Vestis Corp.(a)	5,577	69,768
		2,834,583
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(a)	3,368	26,102
Applied Optoelectronics, Inc.(a)(b)	3,454	371,961
Calix, Inc.(a)	2,664	101,552
Digi International, Inc.(a)	1,712	128,297
Extreme Networks, Inc.(a)	5,893	132,533
Harmonic, Inc.(a)	4,762	57,049
NetScout Systems, Inc.(a)	2,889	112,180
Ondas, Inc.(a)(b)	21,830	167,109
Viasat, Inc.(a)	4,969	334,265
Viavi Solutions, Inc.(a)	9,934	360,505
Vistance Networks, Inc.	9,620	60,702
		1,852,255
Construction & Engineering — 1.7%
AECOM	5,768	388,936
Ameresco, Inc., Class A(a)	1,473	32,583
Arcosa, Inc.	2,145	311,669
Argan, Inc.	583	247,769
Cardinal Infrastructure Group, Inc., Class A(a)(b)	824	30,472
Centuri Holdings, Inc.(a)	3,969	81,007
Construction Partners, Inc., Class A(a)	2,132	226,418
Dycom Industries, Inc.(a)	1,307	380,612
Everus Construction Group, Inc.(a)	2,272	261,575
Fluor Corp.(a)	6,242	340,251
Granite Construction, Inc.	1,853	223,398
IES Holdings, Inc.(a)(b)	830	251,490
Legence Corp., Class A(a)	1,919	102,801
Limbach Holdings, Inc.(a)(b)	482	19,868
MYR Group, Inc.(a)	693	201,954
NWPX Infrastructure, Inc.(a)	434	47,705
Primoris Services Corp.	2,400	173,064
Solv Energy, Inc., Class A(a)	1,416	36,136
Sterling Infrastructure, Inc.(a)	1,373	645,406
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Tutor Perini Corp.	1,954	$ 172,968
Valmont Industries, Inc.	866	406,726
WillScot Holdings Corp., Class A	8,256	170,899
		4,753,707
Construction Materials — 0.2%
Eagle Materials, Inc.	1,407	273,324
Knife River Corp.(a)	2,223	139,382
United States Lime & Minerals, Inc.	494	58,356
		471,062
Consumer Finance — 1.1%
Ally Financial, Inc.	11,877	501,328
Atlanticus Holdings Corp.(a)	318	28,770
Bread Financial Holdings, Inc.	1,663	173,734
Credit Acceptance Corp.(a)(b)	244	146,337
Dave, Inc., Class A(a)(b)	447	160,705
Encore Capital Group, Inc.(a)	915	88,764
Enova International, Inc.(a)	1,045	236,922
EZCORP, Inc., Class A, NVS(a)(b)	2,573	83,159
Figure Technology Solutions, Inc., Class A(a)(b)	6,467	237,274
FirstCash Holdings, Inc.	1,785	382,829
Happen, Inc.(a)	5,323	93,578
Jefferson Capital, Inc.	1,402	29,176
Navient Corp.	3,447	32,781
Nelnet, Inc., Class A	750	93,953
OneMain Holdings, Inc.	5,135	320,732
PROG Holdings, Inc.	1,810	69,015
SLM Corp.	8,394	217,992
Upstart Holdings, Inc.(a)(b)	3,904	111,967
		3,009,016
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	15,281	188,720
Andersons, Inc. (The)	1,499	97,240
BJ’s Wholesale Club Holdings, Inc.(a)	5,056	458,327
Chefs’ Warehouse, Inc. (The)(a)	1,590	178,827
Grocery Outlet Holding Corp.(a)	3,885	46,426
Ingles Markets, Inc., Class A	640	52,352
Maplebear, Inc.(a)	6,802	343,637
PriceSmart, Inc.	1,140	193,811
Sprouts Farmers Market, Inc.(a)	4,239	347,768
United Natural Foods, Inc.(a)	2,693	118,115
Weis Markets, Inc.	579	41,138
Yesway, Inc., Class A(a)(b)	714	17,786
		2,084,147
Containers & Packaging — 0.8%
AptarGroup, Inc.	2,868	377,486
Avery Dennison Corp.	3,423	595,978
Crown Holdings, Inc.	5,012	583,347
Graphic Packaging Holding Co.	11,362	127,254
Greif, Inc., Class A, NVS	1,043	86,308
Greif, Inc., Class B	120	12,677
Myers Industries, Inc.	1,388	44,541
O-I Glass, Inc.(a)	6,416	46,644
Silgan Holdings, Inc.	3,842	159,597
Sonoco Products Co.	4,305	237,421
TriMas Corp.	1,214	47,079
		2,318,332
Distributors — 0.2%
GigaCloud Technology, Inc., Class A(a)	1,247	60,517
Security	Shares	Value
Distributors (continued)
LKQ Corp.	10,952	$ 274,895
Pool Corp.	1,443	269,148
		604,560
Diversified Consumer Services — 1.1%
ADT, Inc.	22,098	163,304
American Public Education, Inc.(a)(b)	768	35,059
Bright Horizons Family Solutions, Inc.(a)	2,355	174,694
Carriage Services, Inc.	562	18,911
Coursera, Inc.(a)	8,299	54,109
Covista, Inc.(a)	1,501	198,627
Driven Brands Holdings, Inc.(a)	2,822	35,049
Duolingo, Inc., Class A(a)	1,720	255,179
Frontdoor, Inc.(a)	3,032	245,198
Graham Holdings Co., Class B	149	168,205
Grand Canyon Education, Inc.(a)	1,173	173,756
H&R Block, Inc.	5,659	292,287
Laureate Education, Inc., Class A(a)	5,201	195,194
Lincoln Educational Services Corp.(a)	1,156	29,085
Matthews International Corp., Class A	1,314	27,292
McGraw Hill, Inc.(a)	1,122	14,732
OneSpaWorld Holdings Ltd.	4,183	103,864
Perdoceo Education Corp.	2,778	92,341
Phoenix Education Partners, Inc.(b)	232	6,754
Service Corp. International	6,129	500,372
Strategic Education, Inc.	919	76,130
Stride, Inc.(a)	1,785	154,742
Universal Technical Institute, Inc.(a)	2,315	48,916
		3,063,800
Diversified REITs — 0.2%
American Assets Trust, Inc.	2,181	48,985
Broadstone Net Lease, Inc.	7,959	166,025
Essential Properties Realty Trust, Inc.	9,320	279,600
Global Net Lease, Inc.	9,363	85,952
		580,562
Diversified Telecommunication Services — 0.4%
Bandwidth, Inc., Class A(a)	1,365	66,107
Cogent Communications Holdings, Inc.	2,243	21,398
Globalstar, Inc.(a)	2,342	190,990
IDT Corp., Class B	897	61,193
Iridium Communications, Inc.	4,274	200,793
Liberty Capital Corp., Class A(a)(b)	142	3,791
Liberty Capital Corp., Class C, NVS(a)(b)	1,493	38,863
Liberty Global Ltd., Class A(a)	7,607	81,775
Liberty Global Ltd., Class C, NVS(a)	5,358	56,206
Liberty Latin America Ltd., Class A(a)	2,081	17,917
Liberty Latin America Ltd., Class C, NVS(a)	5,659	48,385
Lumen Technologies, Inc.(a)	40,804	255,025
Uniti Group, Inc.(a)	7,689	76,275
		1,118,718
Electric Utilities — 0.9%
Hawaiian Electric Industries, Inc.(a)	7,649	85,822
IDACORP, Inc.	2,382	324,333
MGE Energy, Inc.	1,619	125,780
OGE Energy Corp.	9,283	423,583
Oklo, Inc., Class A(a)(b)	6,886	279,365
Otter Tail Corp.	1,865	168,727
Pinnacle West Capital Corp.	5,468	533,896
Portland General Electric Co.	5,191	253,632
TXNM Energy, Inc.	4,558	262,586
		2,457,724
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 1.3%
Acuity, Inc.	1,361	$ 451,566
Allient, Inc.	600	56,406
American Superconductor Corp.(a)(b)	2,085	59,860
Amprius Technologies, Inc.(a)	5,401	53,362
Array Technologies, Inc.(a)(b)	5,515	24,376
Atkore, Inc.	1,376	128,917
Babcock & Wilcox Enterprises, Inc.(a)	5,134	38,710
Energy Vault Holdings, Inc.(a)(b)	6,100	20,740
EnerSys	1,553	285,535
Enovix Corp.(a)(b)	8,557	28,923
Eos Energy Enterprises, Inc., Class A(a)(b)	14,782	47,598
Fluence Energy, Inc., Class A(a)(b)	2,664	28,798
Forgent Power Solutions, Inc., Class A(a)	4,112	125,581
Generac Holdings, Inc.(a)	2,654	491,999
LSI Industries, Inc.	1,346	26,368
NANO Nuclear Energy, Inc.(a)(b)	1,866	34,129
NuScale Power Corp., Class A(a)(b)	14,906	138,179
Plug Power, Inc.(a)(b)	62,719	135,473
Powell Industries, Inc.	1,349	242,456
Power Solutions International, Inc.(a)	384	13,943
Preformed Line Products Co.	130	52,111
Regal Rexnord Corp.	2,896	458,871
Sensata Technologies Holding PLC	6,165	252,950
Shoals Technologies Group, Inc., Class A(a)	7,349	50,855
Sunrun, Inc.(a)	10,458	89,625
Vicor Corp.(a)	1,102	206,823
X-Energy, Inc., Class A(a)(b)	1,967	36,291
		3,580,445
Electronic Equipment, Instruments & Components — 2.5%
ADI Global Distribution, Inc.(a)	2,981	65,194
Advanced Energy Industries, Inc.	1,701	470,939
Aeva Technologies, Inc.(a)	1,016	15,911
Arlo Technologies, Inc.(a)(b)	4,855	63,843
Arrow Electronics, Inc.(a)	1,936	395,776
Avnet, Inc.	3,481	311,758
Badger Meter, Inc.	1,282	173,673
Bel Fuse, Inc., Class A	71	14,539
Bel Fuse, Inc., Class B, NVS	528	131,617
Belden, Inc.	1,690	193,437
Benchmark Electronics, Inc.	1,456	102,328
Cognex Corp.	6,876	419,161
Crane NXT Co.	2,394	117,067
CTS Corp.	1,211	68,385
Daktronics, Inc.(a)	1,597	31,189
ePlus, Inc.	1,076	94,656
Evolv Technologies Holdings, Inc., Class A(a)	7,083	36,902
Ingram Micro Holding Corp.	2,036	57,354
Insight Enterprises, Inc.(a)	1,294	203,184
IPG Photonics Corp.(a)	1,099	83,612
Itron, Inc.(a)(b)	1,927	186,938
Knowles Corp.(a)	3,578	122,296
LightPath Technologies, Inc., Class A(a)(b)	2,511	25,261
Lightwave Logic, Inc.(a)(b)	6,686	36,305
Littelfuse, Inc.	1,133	467,000
Mirion Technologies, Inc., Class A(a)(b)	10,071	151,770
Napco Security Technologies, Inc.	1,587	57,513
nLight, Inc.(a)	2,393	101,152
Novanta, Inc.(a)(b)	1,600	233,952
OSI Systems, Inc.(a)	733	152,398
Ouster, Inc.(a)(b)	2,858	98,429
PC Connection, Inc.	576	46,005
Plexus Corp.(a)	1,077	257,909
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Ralliant Corp.	5,057	$ 312,169
Rogers Corp.(a)	731	91,792
Sanmina Corp.(a)	2,330	458,358
ScanSource, Inc.(a)	1,045	59,659
Vishay Intertechnology, Inc.	6,344	193,048
Vishay Precision Group, Inc.(a)(b)	532	32,883
Vontier Corp.	6,333	203,986
Zebra Technologies Corp., Class A(a)	2,169	766,850
		7,106,198
Energy Equipment & Services — 1.3%
Archrock, Inc.	7,749	244,249
Atlas Energy Solutions, Inc.	3,509	45,968
Bristow Group, Inc.	1,070	48,567
Cactus, Inc., Class A	2,998	210,819
Flowco Holdings, Inc., Class A	1,596	35,016
Helix Energy Solutions Group, Inc.(a)	5,539	57,052
Helmerich & Payne, Inc.	4,035	175,845
Innovex International, Inc.(a)	2,097	64,315
Kodiak Gas Services, Inc.	4,486	263,642
Liberty Energy, Inc., Class A	6,924	136,472
Nabors Industries Ltd.(a)	623	58,338
Noble Corp. PLC	5,424	248,582
NOV, Inc.	15,671	333,636
Oceaneering International, Inc.(a)	4,492	232,506
Patterson-UTI Energy, Inc.	16,808	212,453
ProFrac Holding Corp., Class A(a)(b)	1,453	7,410
ProPetro Holding Corp.(a)	4,328	49,166
RPC, Inc.	4,465	29,156
Seadrill Ltd.(a)	2,558	124,626
Select Water Solutions, Inc., Class A	5,006	97,617
Solaris Energy Infrastructure, Inc., Class A	2,374	120,528
TETRA Technologies, Inc.(a)	5,840	40,296
Tidewater, Inc.(a)	2,106	196,111
Transocean Ltd.(a)	45,312	263,263
Valaris Ltd.(a)	2,540	219,380
Weatherford International PLC	3,264	319,121
		3,834,134
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(a)	28,272	74,638
Atlanta Braves Holdings, Inc., Class A(a)(b)	483	26,570
Atlanta Braves Holdings, Inc., Class C, NVS(a)(b)	2,172	107,688
Cinemark Holdings, Inc.	4,435	157,930
IMAX Corp.(a)	2,072	106,086
Liberty Live Holdings, Inc., Class A(a)	797	79,286
Liberty Live Holdings, Inc., Class C, NVS(a)	1,960	202,899
Lionsgate Studios Corp.(a)(b)	9,010	102,083
Madison Square Garden Entertainment Corp., Class A(a)	1,795	139,454
Madison Square Garden Sports Corp., Class A(a)	751	288,932
Playtika Holding Corp.	3,472	7,881
Roku, Inc., Class A(a)	5,869	921,022
Sphere Entertainment Co., Class A(a)	1,226	167,104
Stubhub Holdings, Inc., Class A(a)	8,841	56,406
Warner Music Group Corp., Class A	6,217	175,382
		2,613,361
Financial Services — 2.0%
Burford Capital Ltd.	10,158	42,156
Chime Financial, Inc., Class A(a)	9,161	303,321
Corebridge Financial, Inc.	11,477	373,462
Enact Holdings, Inc.	1,511	72,830
Equitable Holdings, Inc.	12,003	601,710
Essent Group Ltd.	4,205	284,090
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Euronet Worldwide, Inc.(a)	1,801	$ 125,188
EVERTEC, Inc.	2,746	81,364
Federal Agricultural Mortgage Corp., Class C, NVS	448	98,515
Flywire Corp.(a)	5,325	100,589
HA Sustainable Infrastructure Capital, Inc.	6,177	244,300
Jack Henry & Associates, Inc.	3,336	560,148
Jackson Financial, Inc., Class A	2,881	384,412
Marqeta, Inc., Class A(a)	4,391	72,100
Merchants Bancorp	1,133	59,641
MGIC Investment Corp.	9,522	291,849
NCR Atleos Corp.(a)	3,470	159,342
NMI Holdings, Inc., Class A(a)	3,282	145,557
Paymentus Holdings, Inc., Class A(a)(b)	2,760	98,256
Payoneer Global, Inc.(a)	10,298	73,219
PennyMac Financial Services, Inc., Class A	1,334	97,529
Radian Group, Inc.	6,436	230,795
Remitly Global, Inc.(a)	6,888	184,185
Sezzle, Inc.(a)(b)	848	102,226
Shift4 Payments, Inc., Class A(a)(b)	2,933	124,007
TFS Financial Corp.	2,669	46,627
UWM Holdings Corp., Class A	17,712	25,682
Velocity Financial, Inc.(a)(b)	1,082	19,422
Voya Financial, Inc.	4,002	405,483
Walker & Dunlop, Inc.	1,595	64,645
Western Union Co. (The)	13,662	97,820
WEX, Inc.(a)	1,470	280,153
		5,850,623
Food Products — 1.5%
Cal-Maine Foods, Inc.	1,999	157,761
Campbell’s Co. (The)	8,519	201,730
Conagra Brands, Inc.	20,861	334,193
Darling Ingredients, Inc.(a)	7,115	471,511
Del Monte Corp.	1,525	48,312
Dole PLC	3,435	47,575
Flowers Foods, Inc.	8,510	58,889
Freshpet, Inc.(a)	2,091	146,077
Hormel Foods Corp.	13,098	286,191
Ingredion, Inc.	2,601	269,099
J & J Snack Foods Corp.	627	55,289
J M Smucker Co. (The)	4,728	620,124
Lamb Weston Holdings, Inc.	5,930	323,363
Marzetti Co. (The)	903	101,723
McCormick & Co., Inc., NVS	11,456	621,144
Mission Produce, Inc.(a)(b)	2,122	26,992
Pilgrim’s Pride Corp.(a)	1,933	60,657
Post Holdings, Inc.(a)	1,685	140,462
Seaboard Corp.	11	43,013
Seneca Foods Corp., Class A(a)	202	40,055
Simply Good Foods Co. (The)(a)	3,877	44,392
Smithfield Foods, Inc.	2,138	46,844
Tootsie Roll Industries, Inc.	795	32,484
		4,177,880
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	1,029	137,413
MDU Resources Group, Inc.	8,988	179,041
National Fuel Gas Co.	4,281	355,580
New Jersey Resources Corp.	4,363	232,722
Northwest Natural Holding Co.	1,916	94,018
ONE Gas, Inc.	2,695	213,633
Southwest Gas Holdings, Inc.	2,795	246,882
Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	2,557	$ 209,265
UGI Corp.	9,702	373,042
		2,041,596
Ground Transportation — 1.0%
ArcBest Corp.	993	137,004
Avis Budget Group, Inc.(a)	774	114,157
Hertz Global Holdings, Inc.(a)(b)	4,177	9,482
Knight-Swift Transportation Holdings, Inc.	7,061	483,749
Landstar System, Inc.	1,531	276,545
Lyft, Inc., Class A(a)	16,301	275,487
Marten Transport Ltd.	2,416	34,839
RXO, Inc.(a)	7,373	156,676
Ryder System, Inc.	1,721	420,716
Saia, Inc.(a)(b)	1,195	424,380
Schneider National, Inc., Class B	2,153	74,300
U-Haul Holding Co.(a)(b)	402	27,075
U-Haul Holding Co., NVS	4,344	259,206
Werner Enterprises, Inc.	2,702	105,864
		2,799,480
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.(a)	3,130	500,143
Alphatec Holdings, Inc.(a)	5,049	47,309
Artivion, Inc.(a)	2,111	56,976
AtriCure, Inc.(a)	2,111	102,067
Axogen, Inc.(a)	2,291	116,291
Baxter International, Inc.	23,045	599,170
Butterfly Network, Inc., Class A(a)	7,705	60,792
CONMED Corp.	1,278	63,708
Cooper Cos., Inc. (The)(a)	8,790	616,091
DENTSPLY SIRONA, Inc.	9,191	102,663
Enovis Corp.(a)	2,335	57,418
Envista Holdings Corp.(a)	7,186	195,028
Establishment Labs Holdings, Inc.(a)(b)	1,109	76,887
Glaukos Corp.(a)	2,543	456,621
Globus Medical, Inc., Class A(a)	5,094	414,499
Haemonetics Corp.(a)	2,011	207,274
ICU Medical, Inc.(a)	1,008	174,334
Inspire Medical Systems, Inc.(a)(b)	1,214	76,470
Insulet Corp.(a)	3,135	466,049
Integer Holdings Corp.(a)	1,455	182,239
Integra LifeSciences Holdings Corp.(a)	2,961	50,100
iRadimed Corp.	393	33,947
IRhythm Holdings, Inc.(a)	1,451	172,582
Kestra Medical Technologies Ltd.(a)(b)	1,350	34,762
Lantheus Holdings, Inc.(a)	2,906	293,390
LeMaitre Vascular, Inc.	975	78,273
LivaNova PLC(a)	2,394	191,065
Merit Medical Systems, Inc.(a)	2,653	240,521
Neogen Corp.(a)	8,896	102,838
Novocure Ltd.(a)	4,686	82,708
Omnicell, Inc.(a)	1,779	62,550
Penumbra, Inc.(a)	1,708	551,855
Procept Biorobotics Corp.(a)(b)	2,499	52,979
Pulse Biosciences, Inc.(a)(b)	817	41,120
QuidelOrtho Corp.(a)	3,033	43,766
Solventum Corp.(a)	6,624	603,181
STAAR Surgical Co.(a)	1,321	29,841
Strive, Inc., Class A(a)(b)	2,995	72,539
Tandem Diabetes Care, Inc.(a)	3,030	66,690
Teleflex, Inc.	1,985	281,969
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
TransMedics Group, Inc.(a)	1,473	$ 125,013
UFP Technologies, Inc.(a)	349	103,985
		7,887,703
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)	3,956	109,027
AdaptHealth Corp.(a)	3,624	20,258
Addus HomeCare Corp.(a)	840	96,323
Alignment Healthcare, Inc.(a)	4,833	64,762
AMN Healthcare Services, Inc.(a)	1,789	61,327
Ardent Health, Inc.(a)	1,097	11,870
Astrana Health, Inc.(a)	1,764	67,226
Aveanna Healthcare Holdings, Inc.(a)	2,211	29,672
Billiontoone, Inc., Class A(a)(b)	256	23,212
BrightSpring Health Services, Inc.(a)	6,777	395,777
Brookdale Senior Living, Inc.(a)	9,761	115,082
Castle Biosciences, Inc.(a)	1,252	41,354
Chemed Corp.	593	307,595
Clover Health Investments Corp., Class A(a)	19,297	80,083
Concentra Group Holdings Parent, Inc.	5,372	181,251
CorVel Corp.(a)	1,354	93,264
DaVita, Inc.(a)	1,571	276,512
Encompass Health Corp.	4,462	536,377
Ensign Group, Inc. (The)	2,625	452,183
GeneDx Holdings Corp., Class A(a)	1,116	94,648
Guardant Health, Inc.(a)	5,754	915,001
Guardian Pharmacy Services, Inc., Class A(a)	1,567	58,120
HealthEquity, Inc.(a)	3,749	361,928
Henry Schein, Inc.(a)	4,208	377,878
Hims & Hers Health, Inc., Class A(a)(b)	9,005	266,368
Hinge Health, Inc., Class A(a)	1,941	179,659
Innovage Holding Corp.(a)(b)	928	10,022
LifeStance Health Group, Inc.(a)	9,228	114,058
Lumexa Imaging Holdings, Inc.(a)(b)	1,092	12,744
Molina Healthcare, Inc.(a)	2,352	467,507
National HealthCare Corp.	627	135,764
NeoGenomics, Inc.(a)	5,811	104,075
Nutex Health, Inc.(a)(b)	209	39,451
Omada Health, Inc.(a)	2,055	50,450
OPKO Health, Inc.(a)(b)	17,135	25,188
Option Care Health, Inc.(a)	7,087	166,190
PACS Group, Inc.(a)	2,126	89,951
Pediatrix Medical Group, Inc.(a)	3,649	95,713
Pennant Group, Inc. (The)(a)	1,552	57,052
Privia Health Group, Inc.(a)	5,155	105,626
Progyny, Inc.(a)	3,377	86,417
RadNet, Inc.(a)	3,072	232,919
Sonida Senior Living, Inc.(a)	1,276	47,850
Surgery Partners, Inc.(a)	3,536	49,115
U.S. Physical Therapy, Inc.	665	51,697
Universal Health Services, Inc., Class B	2,307	392,951
		7,551,497
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc.	6,692	343,233
American Healthcare REIT, Inc.	8,615	475,634
CareTrust REIT, Inc.	9,712	378,282
Diversified Healthcare Trust	7,280	55,110
Healthcare Realty Trust, Inc.	15,168	288,799
Healthpeak Properties, Inc.	31,433	654,435
Janus Living, Inc., Class A	4,121	122,600
LTC Properties, Inc.	2,330	93,945
Medical Properties Trust, Inc.	21,971	87,225
National Health Investors, Inc.	2,017	143,429
Security	Shares	Value
Health Care REITs (continued)
National Healthcare Properties, Inc.	1,966	$ 31,574
Omega Healthcare Investors, Inc.	13,418	613,471
Sabra Health Care REIT, Inc.	11,257	229,530
		3,517,267
Health Care Technology — 0.2%
Certara, Inc.(a)	4,588	38,035
Doximity, Inc., Class A(a)	5,605	149,710
HeartFlow, Inc.(a)	3,337	168,151
Schrodinger, Inc.(a)	2,535	49,432
Teladoc Health, Inc.(a)	7,717	48,926
Waystar Holding Corp.(a)	6,156	161,164
		615,418
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	9,989	159,325
DiamondRock Hospitality Co.	8,507	104,721
Host Hotels & Resorts, Inc.	30,433	667,396
Park Hotels & Resorts, Inc.	8,460	129,438
Pebblebrook Hotel Trust	4,908	88,933
RLJ Lodging Trust	5,482	60,521
Ryman Hospitality Properties, Inc.	3,033	384,463
Service Properties Trust	4,770	37,206
Sunstone Hotel Investors, Inc.	7,460	83,328
Xenia Hotels & Resorts, Inc.	4,046	75,862
		1,791,193
Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc., Class A(a)	2,484	28,914
Aramark	11,783	663,501
Biglari Holdings, Inc., Class A(a)	4	7,829
Biglari Holdings, Inc., Class B, NVS(a)	30	11,654
BJ’s Restaurants, Inc.(a)	813	51,699
Boyd Gaming Corp.	2,323	180,242
Brinker International, Inc.(a)	1,923	439,406
Caesars Entertainment, Inc.(a)	8,774	260,588
Cava Group, Inc.(a)	4,323	284,237
Cheesecake Factory, Inc. (The)	2,054	224,892
Choice Hotels International, Inc.(b)	1,197	123,722
Churchill Downs, Inc.	2,995	262,003
Domino’s Pizza, Inc.	1,346	460,413
DraftKings, Inc., Class A(a)(b)	21,303	517,450
Dutch Bros, Inc., Class A(a)	5,622	274,691
First Watch Restaurant Group, Inc.(a)	2,662	33,754
Global Business Travel Group I, Class A(a)	5,861	55,445
Hilton Grand Vacations, Inc.(a)	2,652	112,471
Hyatt Hotels Corp., Class A	1,773	296,038
Life Time Group Holdings, Inc.(a)	7,154	300,611
Lindblad Expeditions Holdings, Inc.(a)(b)	2,193	58,246
Marriott Vacations Worldwide Corp.	1,262	131,576
MGM Resorts International(a)	8,465	350,112
Monarch Casino & Resort, Inc.	535	64,441
Navan, Inc., Class A(a)	4,390	127,573
Norwegian Cruise Line Holdings Ltd.(a)	19,689	317,781
Papa John’s International, Inc.	1,505	35,337
Penn Entertainment, Inc.(a)	5,815	97,169
Planet Fitness, Inc., Class A(a)	3,444	177,710
Pursuit Attractions & Hospitality, Inc.(a)	894	42,912
Red Rock Resorts, Inc., Class A	2,182	122,541
Rush Street Interactive, Inc., Class A(a)(b)	4,481	115,431
Shake Shack, Inc., Class A(a)	1,618	111,464
Six Flags Entertainment Corp.(a)	4,224	63,571
Target Hospitality Corp.(a)	1,886	34,929
Texas Roadhouse, Inc.	2,958	578,585
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co.	2,742	$ 188,540
United Parks & Resorts, Inc.(a)	1,040	41,610
Vail Resorts, Inc.	1,601	219,193
Wendy’s Co. (The)	6,705	55,652
Wingstop, Inc.	1,232	134,879
Wyndham Hotels & Resorts, Inc.	3,287	242,120
Wynn Resorts Ltd.	3,393	309,713
		8,210,645
Household Durables — 0.9%
Cavco Industries, Inc.(a)	319	178,362
Century Communities, Inc.	985	66,537
Champion Homes, Inc.(a)	2,302	205,499
Green Brick Partners, Inc.(a)	1,407	101,613
Installed Building Products, Inc.	1,049	254,729
KB Home	2,641	140,765
La-Z-Boy, Inc.	1,729	54,706
LGI Homes, Inc.(a)	831	46,486
M/I Homes, Inc.(a)	1,126	167,560
Meritage Homes Corp.	2,863	198,778
Mohawk Industries, Inc.(a)	2,128	272,916
Newell Brands, Inc.	17,267	107,919
Sonos, Inc.(a)	4,795	74,802
Toll Brothers, Inc.	4,235	607,511
Whirlpool Corp.	2,808	114,679
		2,592,862
Household Products — 0.4%
Central Garden & Pet Co.(a)	315	13,539
Central Garden & Pet Co., Class A, NVS(a)	2,266	84,318
Clorox Co. (The)	5,446	531,965
Energizer Holdings, Inc.	2,611	56,867
Oil-Dri Corp. of America	471	42,381
Reynolds Consumer Products, Inc.	2,522	58,384
Spectrum Brands Holdings, Inc.	957	82,599
WD-40 Co.	591	126,563
		996,616
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	30,507	449,673
Clearway Energy, Inc., Class C	5,228	165,989
Ormat Technologies, Inc.	2,644	269,688
		885,350
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	11,250	168,188
EastGroup Properties, Inc.	2,406	479,997
First Industrial Realty Trust, Inc.	5,272	326,231
Innovative Industrial Properties, Inc.	1,292	73,541
Lineage, Inc.	2,701	106,014
LXP Industrial Trust	2,597	157,664
Rexford Industrial Realty, Inc.	10,153	376,067
STAG Industrial, Inc.	8,626	321,318
Terreno Realty Corp.	4,436	293,708
		2,302,728
Insurance — 3.7%
Accelerant Holdings, Class A(a)(b)	2,574	50,785
American Financial Group, Inc.	3,228	460,151
Assurant, Inc.	2,231	628,830
Assured Guaranty Ltd.	1,968	147,010
Ategrity Specialty Holdings LLC(a)	453	11,900
Axis Capital Holdings Ltd.	3,149	311,058
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	4,339	133,858
Bowhead Specialty Holdings, Inc.(a)	701	23,498
Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.(a)	2,585	$ 137,057
CNO Financial Group, Inc.	4,140	226,831
Employers Holdings, Inc.	711	34,903
Erie Indemnity Co., Class A, NVS	1,129	288,527
Everest Group Ltd.	1,336	500,532
Exzeo Group, Inc.(a)(b)	682	11,444
F&G Annuities & Life, Inc.	1,558	37,080
First American Financial Corp.	4,369	322,957
Genworth Financial, Inc., Class A(a)	16,697	165,968
Globe Life, Inc.	3,499	604,172
Goosehead Insurance, Inc., Class A(a)	971	66,659
Hagerty, Inc., Class A(a)	1,857	24,698
Hamilton Insurance Group Ltd., Class B	2,231	78,442
Hanover Insurance Group, Inc. (The)	1,522	344,139
HCI Group, Inc.	446	82,836
Heritage Insurance Holdings, Inc.(a)	1,062	35,704
Horace Mann Educators Corp.	1,680	85,495
Kemper Corp.	2,316	65,265
Kinsale Capital Group, Inc.	997	372,778
Lemonade, Inc.(a)(b)	3,173	165,726
Lincoln National Corp.	7,481	318,616
Mercury General Corp.	1,124	114,603
Neptune Insurance Holdings, Inc., Class A(a)	1,004	33,443
Old Republic International Corp.	10,224	426,648
Oscar Health, Inc., Class A(a)	10,063	301,488
Palomar Holdings, Inc.	1,178	156,167
Porch Group, Inc.(a)(b)	3,655	62,098
Primerica, Inc.	1,418	407,888
Reinsurance Group of America, Inc.	2,876	707,611
RenaissanceRe Holdings Ltd.	1,741	570,421
RLI Corp.	3,761	238,711
Root, Inc., Class A(a)	550	30,520
Ryan Specialty Holdings, Inc., Class A	4,917	207,399
Safety Insurance Group, Inc.	647	67,120
Selective Insurance Group, Inc.	2,686	245,205
SiriusPoint Ltd.(a)	3,476	84,084
Skyward Specialty Insurance Group, Inc.(a)	1,829	105,003
Slide Insurance Holdings, Inc.(b)	2,934	68,216
Stewart Information Services Corp.	1,313	90,137
Trupanion, Inc.(a)(b)	1,486	43,317
United Fire Group, Inc.	936	50,422
Universal Insurance Holdings, Inc.	1,188	51,060
Unum Group	6,567	612,176
White Mountains Insurance Group Ltd.	104	218,609
		10,629,265
Interactive Media & Services — 0.6%
Cargurus, Inc., Class A(a)	3,029	108,014
Grindr, Inc.(a)	1,501	23,236
Match Group, Inc.	10,476	425,849
People, Inc.(a)	2,675	102,399
Pinterest, Inc., Class A(a)	21,481	466,353
RUM Group, Inc., Class A(a)(b)	5,230	46,861
Snap, Inc., Class A, NVS(a)(b)	47,902	265,856
Taboola.com Ltd.(a)	5,454	20,344
TripAdvisor, Inc.(a)	5,039	47,971
Trump Media & Technology Group Corp., Class A(a)(b)	7,083	69,201
Webtoon Entertainment, Inc.(a)(b)	980	10,329
Yelp, Inc.(a)	2,274	50,824
Ziff Davis, Inc.(a)	1,549	85,427
ZoomInfo Technologies, Inc., Class A(a)	10,192	43,214
		1,765,878
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.6%
Akamai Technologies, Inc.(a)	6,435	$ 698,970
Applied Digital Corp.(a)(b)	11,053	280,857
BigBear.ai Holdings, Inc.(a)(b)	21,064	65,930
DigitalOcean Holdings, Inc.(a)	3,369	372,915
DXC Technology Co.(a)	7,192	81,269
EPAM Systems, Inc.(a)	2,341	275,840
Everforth, Inc.(a)	1,667	54,044
Fastly, Inc., Class A(a)	6,516	148,500
Gartner, Inc.(a)	2,880	570,557
GoDaddy, Inc., Class A(a)	5,953	582,680
Kyndryl Holdings, Inc.(a)	9,939	133,679
Okta, Inc., Class A(a)	7,569	1,309,740
		4,574,981
Leisure Products — 0.5%
Acushnet Holdings Corp.	1,236	106,778
Brunswick Corp.	2,942	223,298
Callaway Golf Co.(a)	6,293	98,863
Hasbro, Inc.	5,760	542,016
Mattel, Inc.(a)	12,534	187,383
Peloton Interactive, Inc., Class A(a)	17,529	93,955
Polaris, Inc.	2,308	148,958
Tron, Inc.(a)(b)	2,317	4,055
YETI Holdings, Inc.(a)(b)	3,390	139,160
		1,544,466
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(a)	4,963	309,939
Adaptive Biotechnologies Corp.(a)	6,963	173,518
Alamar Biosciences, Inc.(a)	625	19,088
Avantor, Inc.(a)	29,420	427,767
Azenta, Inc.(a)	1,702	55,570
BioLife Solutions, Inc.(a)	1,876	69,543
Bio-Rad Laboratories, Inc., Class A(a)	804	310,440
Bio-Techne Corp.	7,135	515,932
Bruker Corp.(b)	4,637	268,992
Charles River Laboratories International, Inc.(a)(b)	2,146	618,563
Fortrea Holdings, Inc.(a)	4,178	76,750
Medpace Holdings, Inc.(a)	1,030	611,810
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Repligen Corp.(a)	2,410	436,162
Revvity, Inc.	5,032	647,467
Sotera Health Co.(a)	11,022	208,316
Tempus AI, Inc., Class A(a)(b)	5,198	327,734
		5,077,591
Machinery — 4.7%
Aebi Schmidt Holding AG	1,658	20,974
AGCO Corp.	2,487	294,237
Alamo Group, Inc.	470	77,353
Albany International Corp., Class A	1,291	71,560
Alliance Laundry Holdings, Inc.(a)	2,033	46,576
Allison Transmission Holdings, Inc.	3,735	469,527
Astec Industries, Inc.	867	36,891
Atmus Filtration Technologies, Inc.	620	29,283
Blue Bird Corp.(a)	1,312	76,293
CECO Environmental Corp.(a)	2,298	163,618
CNH Industrial NV	38,233	452,296
Crane Co.	2,211	453,410
Donaldson Co., Inc.	5,177	470,538
Douglas Dynamics, Inc.	1,015	41,686
Enerpac Tool Group Corp., Class A	2,364	88,224
Enpro, Inc.	950	281,409
Security	Shares	Value
Machinery (continued)
Esab Corp.	2,573	$ 193,953
ESCO Technologies, Inc.	1,139	310,981
Federal Signal Corp.	2,726	318,942
Flowserve Corp.	5,564	440,057
Franklin Electric Co., Inc.	1,739	174,056
Gates Industrial Corp. Ltd.(a)	10,283	263,039
Gorman-Rupp Co. (The)	965	72,761
Graco, Inc.	7,463	577,860
Graham Corp.(a)	509	44,390
Greenbrier Cos., Inc. (The)	1,200	54,084
Helios Technologies, Inc.	1,360	99,307
Hillman Solutions Corp.(a)	7,672	59,074
IDEX Corp.	3,081	704,440
JBT Marel Corp.	2,333	272,658
Kadant, Inc.(b)	526	157,348
Kennametal, Inc.	3,392	99,521
Lincoln Electric Holdings, Inc.	2,462	692,388
Lindsay Corp.	472	54,237
Middleby Corp. (The)(a)	2,089	231,545
Mueller Industries, Inc.	9,970	622,228
Mueller Water Products, Inc., Class A	7,055	170,308
Nordson Corp.	2,248	723,227
Oshkosh Corp.	2,792	430,275
Pentair PLC	7,249	438,275
Proto Labs, Inc.(a)	1,072	85,824
SPX Technologies, Inc.(a)	2,178	428,521
Standex International Corp.	546	158,154
Stanley Black & Decker, Inc.	6,782	653,581
Symbotic, Inc., Class A(a)(b)	2,892	114,726
Tennant Co.	798	55,541
Terex Corp.	5,045	320,408
Timken Co. (The)	2,730	328,828
Toro Co. (The)	4,358	426,256
Trinity Industries, Inc.	3,244	93,492
Watts Water Technologies, Inc., Class A	1,191	435,608
Worthington Enterprises, Inc.	1,314	75,476
		13,455,244
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd.	1,610	42,230
Kirby Corp.(a)	2,315	328,406
Matson, Inc.	1,333	299,672
		670,308
Media — 0.8%
Clear Channel Outdoor Holdings, Inc.(a)	10,656	25,255
DoubleVerify Holdings, Inc.(a)	6,077	81,432
iHeartMedia, Inc., Class A(a)(b)	4,294	11,680
John Wiley & Sons, Inc., Class A	1,731	90,687
Magnite, Inc.(a)	5,919	139,037
New York Times Co. (The), Class A	6,448	433,757
Nexstar Media Group, Inc., Class A	1,231	224,202
NIQ Global Intelligence PLC(a)	3,065	58,419
Paramount Skydance Corp., Class B, NVS	40,663	443,633
Sirius XM Holdings, Inc.	8,266	232,853
Stagwell, Inc., Class A(a)	4,852	42,115
Trade Desk, Inc. (The), Class A(a)	18,334	251,543
U.S.A. TODAY Co., Inc.(a)	5,707	35,897
Versant Media Group, Inc., Class A	6,283	258,357
		2,328,867
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.(a)	467	110,072
Century Aluminum Co.(a)	3,054	139,781
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.(a)(b)	25,547	$ 295,068
Commercial Metals Co.	4,699	317,041
Compass Minerals International, Inc.(a)	1,473	36,619
Constellium SE, Class A(a)	5,384	142,299
Hecla Mining Co.	27,710	550,598
Hycroft Mining Holding Corp., Class A(a)(b)	2,356	55,201
Ivanhoe Electric, Inc.(a)	5,249	58,054
Kaiser Aluminum Corp.	671	106,541
Materion Corp.	920	217,194
McEwen, Inc.(a)(b)	2,285	46,066
Metallus, Inc.(a)	1,565	30,549
MP Materials Corp., Class A(a)(b)	6,321	346,075
Ramaco Resources, Inc., Class A(a)	1,473	20,975
Ryerson Holding Corp.	2,173	54,455
United States Antimony Corp.(a)(b)	5,621	27,374
USA Rare Earth, Inc., Class A(a)(b)	8,007	142,685
Worthington Steel, Inc.	1,406	48,437
		2,745,084
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Adamas Trust, Inc.	3,768	36,700
AGNC Investment Corp.	51,435	551,898
Apollo Commercial Real Estate Finance, Inc.	5,220	36,070
Arbor Realty Trust, Inc.	7,936	39,759
ARMOUR Residential REIT, Inc.	5,480	88,886
Blackstone Mortgage Trust, Inc., Class A	7,210	100,219
Chimera Investment Corp.	3,642	41,737
Dynex Capital, Inc.	9,485	122,262
Ellington Financial, Inc.	5,362	71,744
Ladder Capital Corp., Class A	5,184	50,803
MFA Financial, Inc.	3,959	34,918
Orchid Island Capital, Inc.	8,901	58,658
PennyMac Mortgage Investment Trust	4,293	40,011
Rithm Capital Corp.	25,638	257,149
Starwood Property Trust, Inc.	16,069	252,283
		1,783,097
Multi-Utilities — 0.2%
Avista Corp.	3,739	138,941
Black Hills Corp.	3,416	244,859
Northwestern Energy Group, Inc.	2,780	192,265
Unitil Corp.	796	42,618
		618,683
Office REITs — 0.6%
BXP, Inc.	6,603	448,938
COPT Defense Properties	5,071	182,556
Cousins Properties, Inc.	6,907	200,234
Douglas Emmett, Inc.	6,798	78,585
Easterly Government Properties, Inc.	1,917	47,024
Empire State Realty Trust, Inc., Class A	6,748	30,568
Highwoods Properties, Inc.	4,723	144,524
JBG SMITH Properties	2,573	31,005
Kilroy Realty Corp.	4,592	166,689
Piedmont Realty Trust, Inc., Class A(a)	5,626	53,841
SL Green Realty Corp.	3,203	179,304
Vornado Realty Trust	7,217	269,771
		1,833,039
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	14,138	316,974
Antero Resources Corp.(a)	13,423	516,517
APA Corp.	15,189	655,405
BKV Corp.(a)	1,185	28,630
California Resources Corp.	3,355	177,916
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Calumet, Inc.(a)	3,199	$ 159,086
Centrus Energy Corp., Class A(a)(b)	800	137,120
Chord Energy Corp.	2,416	355,418
CNX Resources Corp.(a)(b)	6,086	221,409
Comstock Resources, Inc.(a)(b)	2,581	37,244
Core Natural Resources, Inc.	2,242	229,357
Crescent Energy Co., Class A	13,231	181,132
CVR Energy, Inc.	1,384	57,934
Delek U.S. Holdings, Inc.	2,606	193,730
Diversified Energy Co.	3,130	46,606
Dorian LPG Ltd.	1,688	84,468
DT Midstream, Inc.	4,561	597,582
Excelerate Energy, Inc., Class A	1,050	41,601
Granite Ridge Resources, Inc.	3,216	16,176
Green Plains, Inc.(a)(b)	3,028	43,755
Gulfport Energy Corp.(a)	694	124,538
HF Sinclair Corp.	6,581	668,695
HighPeak Energy, Inc.	991	8,116
International Seaways, Inc.	1,888	186,232
Kinetik Holdings, Inc., Class A	3,061	167,835
Kosmos Energy Ltd.(a)	26,474	75,716
Magnolia Oil & Gas Corp., Class A	10,531	282,757
Matador Resources Co.	4,930	285,989
Murphy Oil Corp.	5,985	217,974
NextDecade Corp.(a)(b)	5,412	40,806
Northern Oil & Gas, Inc.	3,757	97,720
Par Pacific Holdings, Inc.(a)	2,196	175,504
PBF Energy, Inc., Class A	4,396	320,864
Peabody Energy Corp.	4,697	139,454
Range Resources Corp.	10,149	419,357
REX American Resources Corp.(a)	1,426	58,580
Riley Exploration Permian, Inc.	709	27,672
SM Energy Co.	10,743	399,425
Talos Energy, Inc.(a)	4,424	76,358
Tamboran Resources Corp.(a)	849	32,160
Uranium Energy Corp.(a)(b)	21,677	265,327
Venture Global, Inc., Class A	11,253	164,744
Viper Energy, Inc., Class A	8,681	388,822
Vitesse Energy, Inc.	1,471	25,728
World Kinect Corp.	2,111	75,468
		8,823,901
Paper & Forest Products — 0.0%
Sylvamo Corp.	1,545	55,496
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	4,555	188,258
American Airlines Group, Inc.(a)	29,374	394,493
Frontier Group Holdings, Inc.(a)(b)	3,816	21,751
JetBlue Airways Corp.(a)	13,145	60,467
Joby Aviation, Inc., Class A(a)(b)	28,234	193,121
SkyWest, Inc.(a)	1,762	166,791
		1,024,881
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	4,993	53,775
Coty, Inc., Class A(a)	15,793	45,010
Edgewell Personal Care Co.	1,915	54,999
elf Beauty, Inc.(a)	2,574	280,695
Herbalife Ltd.(a)	4,583	50,367
Interparfums, Inc.	826	96,997
		581,843
Pharmaceuticals — 2.1%
Alto Neuroscience, Inc.(a)(b)	1,473	52,115
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Alumis, Inc.(a)	3,324	$ 72,496
Amneal Pharmaceuticals, Inc., Class A(a)	5,839	102,007
Amphastar Pharmaceuticals, Inc.(a)	1,338	30,145
Amylyx Pharmaceuticals, Inc.(a)	3,700	124,875
ANI Pharmaceuticals, Inc.(a)	984	72,078
AtaiBeckley, Inc.(a)	13,740	100,852
Avalyn Pharma, Inc.(a)(b)	852	29,590
Axsome Therapeutics, Inc.(a)	1,888	374,806
Collegium Pharmaceutical, Inc.(a)	1,391	34,232
Corcept Therapeutics, Inc.(a)	4,427	501,800
Crinetics Pharmaceuticals, Inc.(a)	4,697	399,010
Edgewise Therapeutics, Inc.(a)	3,892	162,569
Elanco Animal Health, Inc.(a)	21,431	512,630
Enliven Therapeutics, Inc.(a)	2,544	147,272
EyePoint, Inc.(a)(b)	3,155	14,197
Harmony Biosciences Holdings, Inc.(a)	2,232	87,896
Harrow, Inc.(a)(b)	1,222	45,104
Indivior Pharmaceuticals, Inc.(a)	5,188	181,217
Innoviva, Inc.(a)	3,289	68,313
Jazz Pharmaceuticals PLC(a)	2,820	706,918
LB Pharmaceuticals, Inc.(a)(b)	815	38,517
Ligand Pharmaceuticals, Inc.(a)	887	251,997
Liquidia Corp.(a)	3,021	205,942
Maze Therapeutics, Inc.(a)(b)	1,283	34,089
MBX Biosciences, Inc.(a)	1,144	70,470
Nektar Therapeutics(a)	1,294	92,366
Nuvation Bio, Inc., Class A(a)	10,466	69,704
Ocular Therapeutix, Inc.(a)(b)	8,186	85,871
Omeros Corp.(a)	3,076	57,798
Organon & Co.	11,838	162,891
Pacira BioSciences, Inc.(a)	1,678	43,460
Perrigo Co. PLC	5,968	87,372
Phathom Pharmaceuticals, Inc.(a)(b)	2,641	25,274
Phibro Animal Health Corp., Class A	954	36,004
Prestige Consumer Healthcare, Inc.(a)	1,977	102,369
Rapport Therapeutics, Inc.(a)	1,475	71,788
Septerna, Inc.(a)	906	34,564
SpyGlass Pharma, Inc.(a)	698	18,218
Supernus Pharmaceuticals, Inc.(a)	2,432	107,519
Tarsus Pharmaceuticals, Inc.(a)	1,731	128,509
Theravance Biopharma, Inc.(a)	1,740	29,650
Tilray Brands, Inc.(a)(b)	5,304	24,239
Trevi Therapeutics, Inc.(a)	5,335	88,561
VeraDermics, Inc.(a)	1,540	151,551
Wave Life Sciences, Inc.(a)	6,085	29,816
Xeris Biopharma Holdings, Inc.(a)	7,243	61,131
		5,929,792
Professional Services — 2.2%
Amentum Holdings, Inc.(a)(b)	8,933	178,571
Barrett Business Services, Inc.	1,053	36,223
BlackSky Technology, Inc., Class A(a)(b)	1,377	31,809
Booz Allen Hamilton Holding Corp., Class A	5,333	403,441
CACI International, Inc., Class A(a)(b)	989	616,157
CBIZ, Inc.(a)	2,110	114,974
Clarivate PLC(a)(b)	15,001	30,752
Concentrix Corp.	1,809	54,451
CRA International, Inc.	278	48,511
ExlService Holdings, Inc.(a)	6,847	260,734
Exponent, Inc.	2,085	148,056
First Advantage Corp.(a)	3,577	75,188
FTI Consulting, Inc.(a)	1,330	200,258
Genpact Ltd.	6,163	234,071
Security	Shares	Value
Professional Services (continued)
Huron Consulting Group, Inc.(a)	690	$ 110,324
ICF International, Inc.	761	67,805
Innodata, Inc.(a)(b)	1,396	78,762
Insperity, Inc.	1,585	84,560
KBR, Inc.	5,683	213,112
Korn Ferry	2,087	178,543
Legalzoom.com, Inc.(a)	5,236	32,620
ManpowerGroup, Inc.	1,979	124,578
Maximus, Inc.	2,233	129,000
Parsons Corp.(a)(b)	2,573	125,151
Paycom Software, Inc.	1,793	428,706
Paylocity Holding Corp.(a)	1,805	289,197
Planet Labs PBC, Class A(a)	12,863	255,331
Resolute Holdings Management, Inc.(a)(b)	181	24,529
Robert Half, Inc.	4,541	205,889
Science Applications International Corp.	1,927	247,080
TIC Solutions, Inc.(a)	8,204	77,856
TransUnion	8,626	732,434
TriNet Group, Inc.	1,238	87,019
UL Solutions, Inc., Class A	3,494	260,373
Upwork, Inc.(a)	4,804	43,380
Verra Mobility Corp., Class A(a)	7,246	32,100
Willdan Group, Inc.(a)(b)	641	56,376
		6,317,921
Real Estate Management & Development — 0.7%
AGNT, Inc.	4,407	18,157
Compass, Inc., Class A(a)(b)	31,618	333,886
Cushman & Wakefield Ltd.(a)	9,998	134,873
Forestar Group, Inc.(a)	752	21,259
Howard Hughes Holdings, Inc.(a)	1,390	89,141
Jones Lang LaSalle, Inc.(a)	2,079	760,644
Marcus & Millichap, Inc.	1,069	33,844
Newmark Group, Inc., Class A	6,823	103,914
Opendoor Technologies, Inc., Class A(a)(b)	42,087	134,678
St. Joe Co. (The)	1,871	123,673
Zillow Group, Inc., Class A(a)(b)	1,811	64,816
Zillow Group, Inc., Class C, NVS(a)	7,551	263,983
		2,082,868
Residential REITs — 0.8%
American Homes 4 Rent, Class A	13,581	452,247
Camden Property Trust	4,450	470,810
Centerspace	773	40,575
Equity LifeStyle Properties, Inc.	8,742	554,680
Independence Realty Trust, Inc.	10,619	171,815
UDR, Inc.	13,341	492,950
UMH Properties, Inc.	3,630	59,714
		2,242,791
Retail REITs — 1.3%
Acadia Realty Trust	5,702	116,720
Agree Realty Corp.	5,315	384,009
Alexander’s, Inc.	87	23,634
Brixmor Property Group, Inc.	13,283	383,746
CBL & Associates Properties, Inc.	866	47,361
Curbline Properties Corp.	4,256	126,956
Federal Realty Investment Trust	3,855	447,296
Getty Realty Corp.	2,669	86,529
InvenTrust Properties Corp.	3,267	105,557
Kite Realty Group Trust	8,820	227,556
Macerich Co. (The)	12,490	295,014
NETSTREIT Corp.	3,951	80,442
NNN REIT, Inc.	8,579	387,771
142026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Phillips Edison & Co., Inc.	5,368	$ 207,473
Regency Centers Corp.	7,371	551,130
Saul Centers, Inc.	634	20,675
Tanger, Inc.	5,104	192,472
Urban Edge Properties	5,538	117,184
		3,801,525
Semiconductors & Semiconductor Equipment — 2.7%
ACM Research, Inc., Class A(a)	2,333	169,889
Aehr Test Systems(a)(b)	1,355	107,411
Allegro MicroSystems, Inc.(a)(b)	5,683	206,009
Alpha & Omega Semiconductor Ltd.(a)	1,089	26,855
Ambarella, Inc.(a)(b)	1,959	135,915
Ambiq Micro, Inc.(a)	947	55,220
Axcelis Technologies, Inc.(a)	1,340	154,542
AXT, Inc.(a)(b)	2,678	162,314
Cirrus Logic, Inc.(a)	2,290	250,778
Cohu, Inc.(a)	2,100	96,810
Diodes, Inc.(a)	1,935	175,698
Enphase Energy, Inc.(a)	5,898	214,805
FormFactor, Inc.(a)	3,503	352,437
Ichor Holdings Ltd.(a)	1,545	82,766
Impinj, Inc.(a)	1,287	224,350
indie Semiconductor, Inc., Class A(a)(b)	9,153	34,003
Kopin Corp.(a)(b)	7,113	31,582
Kulicke & Soffa Industries, Inc.	2,287	183,097
MaxLinear, Inc.(a)	3,670	219,870
Navitas Semiconductor Corp.(a)(b)	8,951	103,742
Onto Innovation, Inc.(a)	2,236	597,481
PDF Solutions, Inc.(a)	1,489	66,231
Penguin Solutions, Inc.(a)	1,934	94,921
Photronics, Inc.(a)	2,603	73,248
Power Integrations, Inc.	2,399	123,261
Qorvo, Inc.(a)	3,962	380,669
Rambus, Inc.(a)	4,878	422,874
Rigetti Computing, Inc.(a)(b)	14,040	219,866
Semtech Corp.(a)	4,169	554,310
Silicon Laboratories, Inc.(a)	1,483	324,851
SiTime Corp.(a)	989	559,200
Skyworks Solutions, Inc.(b)	6,818	456,874
SolarEdge Technologies, Inc.(a)	2,656	85,523
Synaptics, Inc.(a)	1,739	168,196
T1 Energy, Inc.(a)(b)	8,197	36,477
Ultra Clean Holdings, Inc.(a)	1,989	134,914
Universal Display Corp.	2,102	174,823
Veeco Instruments, Inc.(a)	2,709	120,009
Wolfspeed, Inc.(a)(b)	2,146	58,800
		7,640,621
Software — 7.3%
A10 Networks, Inc.	3,155	80,105
ACI Worldwide, Inc.(a)	4,510	240,293
Adeia, Inc.	4,957	125,065
Agilysys, Inc.(a)	1,144	133,173
Alarm.com Holdings, Inc.(a)	2,170	124,905
Alkami Technology, Inc.(a)(b)	2,390	48,756
Amplitude, Inc., Class A(a)	4,048	57,077
Appfolio, Inc., Class A(a)	1,075	251,776
Appian Corp., Class A(a)	1,614	69,321
Arteris, Inc.(a)	1,567	34,286
Asana, Inc., Class A(a)	4,426	45,411
Atlassian Corp., Class A(a)	7,132	1,384,820
Aurora Innovation, Inc., Class A(a)(b)	58,655	330,228
AvePoint, Inc., Class A(a)	6,409	89,213
Security	Shares	Value
Software (continued)
Bentley Systems, Inc., Class B	4,956	$ 182,133
BILL Holdings, Inc.(a)	3,441	169,400
BitMine Immersion Technologies, Inc.	24,707	625,581
Blackbaud, Inc.(a)	1,556	74,781
BlackLine, Inc.(a)	1,961	65,144
Box, Inc., Class A(a)	6,198	221,764
Braze, Inc., Class A(a)	4,198	142,900
C3.ai, Inc., Class A(a)	5,785	62,594
CCC Intelligent Solutions Holdings, Inc.(a)	25,293	188,686
Cipher Digital, Inc.(a)(b)	14,867	230,439
Cleanspark, Inc.(a)(b)	10,991	127,715
Clear Secure, Inc., Class A	4,241	187,240
Commvault Systems, Inc.(a)	1,869	257,025
Core Scientific, Inc.(a)(b)	13,526	220,474
Docusign, Inc.(a)	8,791	582,580
Dolby Laboratories, Inc., Class A	2,632	162,026
Dropbox, Inc., Class A(a)	6,833	240,453
D-Wave Quantum, Inc.(a)(b)	16,173	278,176
Dynatrace, Inc.(a)	13,115	715,948
Elastic NV(a)	3,827	373,324
Figma, Inc., Class A(a)	10,227	281,140
Five9, Inc.(a)	3,279	113,322
Freshworks, Inc., Class A(a)	8,212	114,311
Gen Digital, Inc.	24,510	759,810
Gitlab, Inc., Class A(a)	6,759	314,564
Guidewire Software, Inc.(a)	3,646	746,518
HubSpot, Inc.(a)	2,143	560,094
Hut 8 Corp.(a)(b)	4,549	357,733
Intapp, Inc.(a)	2,423	105,086
InterDigital, Inc.	1,130	378,584
JFrog Ltd.(a)(b)	4,622	462,524
Keel Infrastructure Corp.(a)(b)	26,228	82,618
Klaviyo, Inc., Class A(a)	6,174	127,061
Life360, Inc.(a)(b)	3,499	149,967
LiveRamp Holdings, Inc.(a)	2,411	90,943
Manhattan Associates, Inc.(a)	2,648	591,007
MARA Holdings, Inc.(a)	16,857	181,550
N-able, Inc.(a)	3,368	13,405
nCino, Inc.(a)(b)	4,226	95,508
NCR Voyix Corp.(a)(b)	6,211	52,048
Netskope, Inc., Class A(a)(b)	6,968	106,680
NextNav, Inc.(a)(b)	2,489	39,500
Nutanix, Inc., Class A(a)	12,008	823,389
Pagaya Technologies Ltd., Class A(a)(b)	3,048	66,264
Pegasystems, Inc.	4,086	150,406
Procore Technologies, Inc.(a)(b)	5,127	321,565
Progress Software Corp.(a)	1,784	82,546
Q2 Holdings, Inc.(a)	2,708	176,128
Qualys, Inc.(a)	1,535	285,725
RingCentral, Inc., Class A	3,098	215,683
Riot Platforms, Inc.(a)	15,717	298,544
Rubrik, Inc., Class A(a)	6,825	634,998
SailPoint, Inc.(a)(b)	3,072	63,160
Samsara, Inc., Class A(a)(b)	14,547	594,245
SentinelOne, Inc., Class A(a)	14,620	323,102
ServiceTitan, Inc., Class A(a)	2,695	264,218
SoundHound AI, Inc., Class A(a)(b)	17,130	122,651
SPS Commerce, Inc.(a)	1,620	138,348
Tenable Holdings, Inc.(a)(b)	4,972	189,682
Teradata Corp.(a)	4,098	118,842
Terawulf, Inc.(a)(b)	18,668	282,447
UiPath, Inc., Class A(a)	18,086	337,666
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Unity Software, Inc.(a)	16,019	$ 674,400
Varonis Systems, Inc.(a)	5,109	223,621
Vertex, Inc., Class A(a)	3,074	43,528
Via Transportation, Inc., Class A(a)	2,256	63,010
Workiva, Inc., Class A(a)	2,361	188,880
Zeta Global Holdings Corp., Class A(a)	10,091	312,518
		20,842,351
Specialized REITs — 1.0%
CubeSmart	10,173	404,072
EPR Properties	3,443	202,139
Fermi, Inc.(a)	12,744	63,338
Four Corners Property Trust, Inc.	5,088	126,589
Gaming & Leisure Properties, Inc.	12,244	515,105
Lamar Advertising Co., Class A	3,910	582,629
Millrose Properties, Inc., Class A	6,921	210,537
Outfront Media, Inc.	7,483	219,851
Rayonier, Inc.	13,317	272,998
Safehold, Inc.	2,095	31,718
Smartstop Self Storage REIT, Inc.	2,534	82,279
		2,711,255
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(a)	1,960	280,437
Academy Sports & Outdoors, Inc.	2,824	121,319
Advance Auto Parts, Inc.	2,488	104,944
American Eagle Outfitters, Inc.	6,600	109,758
Arko Corp., Class A	2,814	12,832
Asbury Automotive Group, Inc.(a)	772	163,201
AutoNation, Inc.(a)	1,092	219,765
Bath & Body Works, Inc.	8,696	167,398
Best Buy Co., Inc.	8,794	704,839
Bob’s Discount Furniture, Inc.(a)(b)	995	16,746
Boot Barn Holdings, Inc.(a)	1,365	205,610
Buckle, Inc. (The)	1,489	63,431
CarMax, Inc.(a)	6,379	391,224
Chewy, Inc., Class A(a)	10,212	243,046
Five Below, Inc.(a)	2,355	581,308
Floor & Decor Holdings, Inc., Class A(a)	4,772	239,888
GameStop Corp., Class A(a)(b)	18,348	337,236
Gap, Inc. (The)	10,372	231,399
Group 1 Automotive, Inc.	526	141,778
Lithia Motors, Inc., Class A	961	352,994
Murphy U.S.A., Inc.	808	416,435
National Vision Holdings, Inc.(a)	3,448	58,892
Penske Automotive Group, Inc.	823	178,254
RealReal, Inc. (The)(a)	4,695	48,077
Revolve Group, Inc., Class A(a)(b)	1,955	43,440
RH(a)	678	101,124
Sally Beauty Holdings, Inc.(a)	4,294	70,336
Signet Jewelers Ltd.	1,743	143,414
Sonic Automotive, Inc., Class A	546	42,943
Upbound Group, Inc.	2,437	44,597
Urban Outfitters, Inc.(a)	2,091	168,723
Valvoline, Inc.(a)	5,483	175,785
Victoria’s Secret & Co.(a)	3,132	267,504
Warby Parker, Inc., Class A(a)	4,038	99,335
Wayfair, Inc., Class A(a)(b)	4,932	489,600
Winmark Corp.	131	43,586
		7,081,198
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc.(a)	1,539	104,406
Eastman Kodak Co.(a)(b)	2,931	26,320
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
GPGI, Inc., Class A(b)	8,055	$ 106,487
Infleqtion, Inc.(a)(b)	5,411	70,722
Quantum Computing, Inc.(a)(b)	8,856	72,885
		380,820
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)	5,116	67,787
Carter’s, Inc.	1,533	49,654
Columbia Sportswear Co.	897	51,488
Crocs, Inc.(a)	2,118	254,965
Deckers Outdoor Corp.(a)	6,282	547,037
Figs, Inc., Class A(a)	3,675	56,374
G-III Apparel Group Ltd.	1,455	47,418
Kontoor Brands, Inc.	2,479	186,941
Levi Strauss & Co., Class A	4,302	89,309
PVH Corp.	1,998	148,172
Ralph Lauren Corp., Class A	1,657	574,813
Steven Madden Ltd.	3,239	139,860
Under Armour, Inc., Class A(a)(b)	7,669	38,652
Under Armour, Inc., Class C, NVS(a)	5,234	25,804
VF Corp.	14,804	198,966
Wolverine World Wide, Inc.	3,788	74,737
		2,551,977
Tobacco — 0.0%
Turning Point Brands, Inc.(b)	801	64,857
Universal Corp.	1,083	49,276
		114,133
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	1,659	537,483
Boise Cascade Co.	1,561	121,774
Core & Main, Inc., Class A(a)	7,379	317,002
Custom Truck One Source, Inc.(a)	2,828	26,046
Distribution Solutions Group, Inc.(a)	507	17,638
DNOW, Inc.(a)	8,219	131,751
DXP Enterprises, Inc.(a)	516	96,869
EquipmentShare.com, Inc., Class A(a)	1,879	33,089
GATX Corp.	1,579	276,214
Global Industrial Co.	774	30,263
Herc Holdings, Inc.	1,282	195,300
McGrath RentCorp	1,062	119,411
MSC Industrial Direct Co., Inc., Class A	1,843	219,096
NPK International, Inc.(a)	3,550	47,144
QXO, Inc.(a)(b)	45,006	597,680
Rush Enterprises, Inc., Class A	2,738	210,360
Rush Enterprises, Inc., Class B	301	23,400
SiteOne Landscape Supply, Inc.(a)	1,969	194,006
Willis Lease Finance Corp.(b)	375	20,299
Xometry, Inc., Class A(a)(b)	2,254	208,923
		3,423,748
Water Utilities — 0.3%
American States Water Co.	1,832	163,579
California Water Service Group	2,637	131,771
Essential Utilities, Inc.	12,723	523,806
H2O America	1,659	105,131
Middlesex Water Co.	870	50,460
		974,747
162026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	693	$ 25,405
Telephone & Data Systems, Inc.	3,825	128,826
		154,231
Total Common Stocks — 99.8% (Cost: $228,612,506)		285,204,529
Preferred Securities
Preferred Stocks — 0.0%
Diversified Telecommunication Services — 0.0%
Liberty Latin America Ltd., Series A, 9.00%, NVS(d)	173	3,657
Total Preferred Securities — 0.0% (Cost: $3,743)		3,657
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	2,899	1,884
Arcellx, Inc., CVR(a)	1,680	118
Inhibrx, Inc., CVR(a)(c)	1,489	2,859
		4,861
Total Rights — 0.0% (Cost: $—)		4,861
Total Long-Term Investments — 99.8% (Cost: $228,616,249)		285,213,047
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	23,055,876	$ 23,062,792
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	1,148,614	1,148,614
Total Short-Term Securities — 8.5% (Cost: $24,201,761)		24,211,406
Total Investments — 108.3% (Cost: $252,818,010)		309,424,453
Liabilities in Excess of Other Assets — (8.3)%		(23,820,436)
Net Assets — 100.0%		$ 285,604,017

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Perpetual security with no stated maturity date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 19,893,032	$ 3,170,303 (a)	$ —	$ (170)	$ (373)	$ 23,062,792	23,055,876	$ 47,226 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,172,503	—	(23,889)(a)	—	—	1,148,614	1,148,614	10,925	—
				$ (170)	$ (373)	$ 24,211,406		$ 58,151	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	3	09/18/26	$ 444	$ (8,153)
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar Small-Cap ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 8,153	$ —	$ —	$ —	$ 8,153

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 28,117	$ —	$ —	$ —	$ 28,117
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (11,806)	$ —	$ —	$ —	$ (11,806)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 819,543

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 284,996,684	$ 207,845	$ —	$ 285,204,529
Preferred Securities
Preferred Stocks	3,657	—	—	3,657
Rights	—	118	4,743	4,861
Short-Term Securities
Money Market Funds	24,211,406	—	—	24,211,406
	$ 309,211,747	$ 207,963	$ 4,743	$ 309,424,453
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (8,153)	$ —	$ —	$ (8,153)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
182026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
August 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
ATI, Inc.(a)	2,602	$ 531,328
Axon Enterprise, Inc.(a)	1,491	844,741
Boeing Co. (The)(a)	15,220	3,162,412
BWX Technologies, Inc.	1,770	269,553
Carpenter Technology Corp.	952	453,552
Curtiss-Wright Corp.	711	414,179
General Dynamics Corp.	4,733	1,757,599
General Electric Co.	20,325	6,823,306
HEICO Corp.(b)	817	270,550
HEICO Corp., Class A	1,489	363,569
Howmet Aerospace, Inc.	7,763	1,901,547
L3Harris Technologies, Inc.	3,651	972,079
Lockheed Martin Corp.	3,812	2,139,409
Northrop Grumman Corp.	2,765	1,492,270
Rocket Lab Corp.(a)	10,454	668,220
RTX Corp.	25,997	5,400,357
Textron, Inc.	3,491	281,235
TransDigm Group, Inc.	1,045	1,224,468
Woodward, Inc.	1,139	387,055
		29,357,429
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	2,200	329,252
Expeditors International of Washington, Inc.	2,469	468,246
FedEx Corp.	4,324	1,415,677
United Parcel Service, Inc., Class B	14,469	1,508,104
		3,721,279
Automobiles — 1.8%
Ford Motor Co.	76,005	1,059,510
General Motors Co.	17,623	1,521,217
Rivian Automotive, Inc., Class A(a)(b)	17,221	276,569
Tesla, Inc.(a)	54,771	20,152,990
		23,010,286
Banks — 3.5%
Bank of America Corp.	127,780	7,914,693
Citigroup, Inc.	33,118	4,358,991
Citizens Financial Group, Inc.	8,280	570,244
East West Bancorp, Inc.	2,650	336,179
Fifth Third Bancorp	17,436	937,534
First Citizens BancShares, Inc., Class A	153	331,153
Huntington Bancshares, Inc.	38,298	639,002
JPMorgan Chase & Co.	52,366	18,643,343
KeyCorp	18,217	393,669
M&T Bank Corp.	2,836	663,454
PNC Financial Services Group, Inc. (The)	7,860	1,883,492
Regions Financial Corp.	15,878	474,435
Truist Financial Corp.	24,121	1,195,919
U.S. Bancorp	30,269	1,863,965
Wells Fargo & Co.	59,477	5,138,218
		45,344,291
Beverages — 1.0%
Coca-Cola Co. (The)	75,966	6,735,905
Constellation Brands, Inc., Class A	2,864	374,096
Keurig Dr. Pepper, Inc.	26,158	833,394
Monster Beverage Corp.(a)	26,771	1,229,324
PepsiCo, Inc.	26,593	3,732,062
		12,904,781
Biotechnology — 2.0%
AbbVie, Inc.	34,315	8,799,052
Alnylam Pharmaceuticals, Inc.(a)(b)	2,575	619,777
Security	Shares	Value
Biotechnology (continued)
Amgen, Inc.	10,432	$ 4,484,508
Biogen, Inc.(a)	2,834	613,986
Gilead Sciences, Inc.	24,163	3,536,013
Incyte Corp.(a)	3,242	399,479
Insmed, Inc.(a)	4,085	497,635
Moderna, Inc.(a)	6,859	962,592
Natera, Inc.(a)	2,633	847,721
Regeneron Pharmaceuticals, Inc.	1,968	1,572,589
Revolution Medicines, Inc.(a)	3,581	736,146
Roivant Sciences Ltd.(a)	9,666	334,830
Summit Therapeutics, Inc.(a)(b)	2,183	29,733
United Therapeutics Corp.(a)	734	374,619
Vertex Pharmaceuticals, Inc.(a)	4,934	2,686,662
		26,495,342
Broadline Retail — 4.0%
Amazon.com, Inc.(a)	190,699	49,537,879
Coupang, Inc., Class A(a)	24,909	400,039
eBay, Inc.	8,605	891,134
MercadoLibre, Inc.(a)	917	1,775,495
		52,604,547
Building Products — 0.4%
Carrier Global Corp.	15,034	875,279
Johnson Controls International PLC	11,911	1,646,577
Lennox International, Inc.	630	241,063
Trane Technologies PLC	4,307	1,914,031
		4,676,950
Capital Markets — 3.1%
Ameriprise Financial, Inc.	1,685	931,990
Ares Management Corp., Class A	4,062	581,556
Bank of New York Mellon Corp. (The)	12,900	2,080,512
BlackRock, Inc.(c)	2,700	3,120,147
Blackstone, Inc., Class A	14,584	2,089,012
Carlyle Group, Inc. (The)	4,168	201,689
Charles Schwab Corp. (The)	31,769	3,488,872
CME Group, Inc., Class A	6,996	1,997,358
Coinbase Global, Inc., Class A(a)	4,263	801,956
Goldman Sachs Group, Inc. (The)	5,734	5,882,511
Interactive Brokers Group, Inc., Class A	8,565	833,289
Intercontinental Exchange, Inc.	11,037	1,773,646
KKR & Co., Inc., Class A	13,186	1,446,768
LPL Financial Holdings, Inc.	1,492	552,241
Moody’s Corp.	2,928	1,477,586
Morgan Stanley	23,362	4,983,582
MSCI, Inc., Class A	1,374	784,059
Nasdaq, Inc.	7,205	710,485
Northern Trust Corp.	3,576	663,563
Raymond James Financial, Inc.	3,225	574,598
Robinhood Markets, Inc., Class A(a)	15,056	1,578,019
S&P Global, Inc.	5,813	2,533,538
State Street Corp.	5,186	992,497
T Rowe Price Group, Inc.	4,195	466,820
		40,546,294
Chemicals — 0.9%
Air Products & Chemicals, Inc.	4,343	1,343,985
Albemarle Corp.	2,269	306,247
CF Industries Holdings, Inc.	2,956	384,369
Corteva, Inc.	12,994	1,099,682
Dow, Inc.	13,779	420,535
Ecolab, Inc.	4,906	1,389,379
International Flavors & Fragrances, Inc.	4,940	426,470
Linde PLC	9,069	4,440,001
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	5,004	$ 325,660
PPG Industries, Inc.	4,391	492,539
Sherwin-Williams Co. (The)	4,499	1,524,306
		12,153,173
Commercial Services & Supplies — 0.4%
Cintas Corp.	6,701	1,352,195
Clean Harbors, Inc.(a)	972	306,423
Copart, Inc.(a)	16,258	536,351
Republic Services, Inc.	3,879	856,949
Rollins, Inc.	6,126	220,965
Veralto Corp.	4,573	450,761
Waste Management, Inc.	7,244	1,585,856
		5,309,500
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	19,958	3,905,581
Ciena Corp.(a)	2,767	1,059,208
Cisco Systems, Inc.	76,752	8,480,328
F5, Inc.(a)	1,058	430,744
Lumentum Holdings, Inc.(a)	1,502	1,373,969
Motorola Solutions, Inc.	3,264	1,584,019
		16,833,849
Construction & Engineering — 0.3%
API Group Corp.(a)	7,328	287,624
Comfort Systems U.S.A., Inc.	661	1,021,655
EMCOR Group, Inc.	824	605,261
MasTec, Inc.(a)	1,183	283,660
Quanta Services, Inc.	2,867	1,740,527
		3,938,727
Construction Materials — 0.2%
CRH PLC	13,012	1,226,901
Martin Marietta Materials, Inc.	1,184	614,141
Vulcan Materials Co.	2,427	654,271
		2,495,313
Consumer Finance — 0.5%
American Express Co.	10,448	3,449,616
Capital One Financial Corp.	12,077	2,590,638
SoFi Technologies, Inc.(a)(b)	24,023	429,531
Synchrony Financial	6,524	502,870
		6,972,655
Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores, Inc.	719	540,839
Costco Wholesale Corp.	8,628	8,143,883
Dollar General Corp.	4,244	537,927
Dollar Tree, Inc.(a)	3,640	460,788
Kroger Co. (The)	10,981	631,847
Performance Food Group Co.(a)	3,003	297,807
Sysco Corp.	9,238	749,017
Target Corp.	8,867	1,426,523
U.S. Foods Holding Corp.(a)	4,238	444,312
Walmart, Inc.	85,198	8,934,714
		22,167,657
Containers & Packaging — 0.1%
Amcor PLC(a)	8,828	405,117
Ball Corp.	4,871	306,727
International Paper Co.	10,071	381,993
Packaging Corp. of America	1,724	403,312
Smurfit Westrock PLC	9,989	468,484
		1,965,633
Security	Shares	Value
Distributors — 0.0%
Genuine Parts Co.	2,683	$ 364,003
Diversified REITs — 0.0%
WP Carey, Inc.	4,198	293,692
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc., Class A(a)(b)	5,157	304,779
AT&T Inc.	135,880	3,517,933
Comcast Corp., Class A	69,047	1,838,031
Verizon Communications, Inc.	81,867	4,094,987
		9,755,730
Electric Utilities — 1.3%
Alliant Energy Corp.	4,933	335,345
American Electric Power Co., Inc.	10,532	1,289,433
Constellation Energy Corp.	6,618	1,818,428
Duke Energy Corp.	15,139	1,815,317
Edison International	7,181	387,630
Entergy Corp.	8,847	940,524
Evergy, Inc.	4,441	359,810
Eversource Energy	7,258	509,076
Exelon Corp.	19,830	866,968
FirstEnergy Corp.	10,553	483,961
NextEra Energy, Inc.	40,490	3,333,947
NRG Energy, Inc.	3,881	427,376
PG&E Corp.	42,628	565,673
PPL Corp.	14,023	478,605
Southern Co. (The)	21,847	1,922,536
Xcel Energy, Inc.	12,098	915,698
		16,450,327
Electrical Equipment — 1.2%
AMETEK, Inc.	4,457	1,048,153
Bloom Energy Corp., Class A(a)	5,160	1,064,508
Eaton Corp. PLC	7,546	3,032,586
Emerson Electric Co.	10,984	1,674,401
GE Vernova, Inc.	5,242	4,710,094
Hubbell, Inc.	972	440,316
Nextpower, Inc., Class A(a)	2,838	232,801
nVent Electric PLC	3,105	468,079
Rockwell Automation, Inc.	2,157	915,496
Vertiv Holdings Co., Class A	7,302	1,889,173
		15,475,607
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	23,683	3,754,940
CDW Corp.	2,549	386,377
Coherent Corp.(a)	3,563	989,908
Corning, Inc.	15,212	2,262,481
Fabrinet(a)	673	277,902
Flex Ltd.(a)	6,832	746,396
Jabil, Inc.	2,020	616,625
Keysight Technologies, Inc.(a)	3,329	1,074,268
TD SYNNEX Corp.	1,487	375,988
TE Connectivity PLC	5,734	1,176,904
Teledyne Technologies, Inc.(a)	906	555,333
TTM Technologies, Inc.(a)	1,976	234,986
		12,452,108
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	19,147	1,216,792
Halliburton Co.	16,191	596,639
SLB Ltd.	28,962	1,740,616
TechnipFMC PLC	7,381	576,825
		4,130,872
202026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 1.1%
Liberty Media Corp. - Liberty Formula One, Class A(a)	477	$ 43,913
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,310	430,785
Live Nation Entertainment, Inc.(a)	2,778	499,734
Netflix, Inc.(a)	81,987	6,645,046
ROBLOX Corp., Class A(a)(b)	12,469	514,845
Take-Two Interactive Software, Inc.(a)	3,341	734,018
TKO Group Holdings, Inc., Class A	1,209	220,775
Walt Disney Co. (The)	33,781	3,633,147
Warner Bros Discovery, Inc., Class A(a)	46,159	1,316,916
		14,039,179
Financial Services — 3.5%
Affirm Holdings, Inc., Class A(a)	5,474	407,539
Apollo Global Management, Inc.	8,301	1,133,751
Berkshire Hathaway, Inc., Class B(a)	36,088	18,189,435
Block, Inc., Class A(a)	10,363	849,973
Corpay, Inc.(a)	1,241	501,736
Fidelity National Information Services, Inc.	10,007	407,985
Fiserv, Inc.(a)	10,257	546,801
Global Payments, Inc.	4,445	404,717
Mastercard, Inc., Class A	15,768	9,292,240
PayPal Holdings, Inc.	17,078	899,413
Rocket Cos., Inc., Class A(a)	17,984	241,166
Toast, Inc., Class A(a)	10,101	344,343
Visa, Inc., Class A	32,257	12,237,338
		45,456,437
Food Products — 0.3%
Archer-Daniels-Midland Co.	8,761	712,182
Bunge Global SA	2,607	302,959
General Mills, Inc.	10,362	426,914
Hershey Co. (The)	2,760	486,340
Kraft Heinz Co. (The)	16,832	432,077
Mondelez International, Inc., Class A	25,280	1,569,130
Tyson Foods, Inc., Class A	5,486	302,498
		4,232,100
Gas Utilities — 0.0%
Atmos Energy Corp.	3,042	505,367
Ground Transportation — 0.9%
CSX Corp.	36,328	1,834,927
JB Hunt Transport Services, Inc.	1,485	394,223
Norfolk Southern Corp.	4,415	1,513,418
Old Dominion Freight Line, Inc.	3,619	723,655
Uber Technologies, Inc.(a)	38,006	2,875,154
Union Pacific Corp.	11,509	3,460,411
XPO, Inc.(a)	2,278	441,909
		11,243,697
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	33,719	3,721,229
Becton Dickinson & Co.	5,340	1,004,507
Boston Scientific Corp.(a)	28,622	1,382,443
Dexcom, Inc.(a)	7,544	686,957
Edwards Lifesciences Corp.(a)	10,752	975,744
GE HealthCare Technologies, Inc.	8,790	626,112
IDEXX Laboratories, Inc.(a)	1,483	825,571
Intuitive Surgical, Inc.(a)	6,850	2,581,491
Medline, Inc., Class A(a)(b)	5,014	175,641
Medtronic PLC	24,968	2,263,349
ResMed, Inc.	2,849	684,045
STERIS PLC	1,913	445,040
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	7,038	$ 2,278,904
Zimmer Biomet Holdings, Inc.	3,851	385,254
		18,036,287
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	4,535	1,064,002
Cencora, Inc.	3,743	1,211,235
Centene Corp.(a)	9,566	615,476
Cigna Group (The)	4,927	1,360,246
CVS Health Corp.	24,548	2,305,303
Elevance Health, Inc.	4,087	1,604,311
HCA Healthcare, Inc.	2,915	1,208,122
Humana, Inc.	2,328	892,159
Labcorp Holdings, Inc.	1,618	538,244
McKesson Corp.	2,330	2,062,796
Quest Diagnostics, Inc.	2,144	515,203
Tenet Healthcare Corp.(a)	1,692	449,920
UnitedHealth Group, Inc.	17,613	6,858,678
		20,685,695
Health Care REITs — 0.3%
Ventas, Inc.	8,970	817,795
Welltower, Inc.	13,737	3,245,229
		4,063,024
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,917	833,358
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A(a)	7,808	1,430,582
Booking Holdings, Inc.	15,051	2,996,504
Carnival Corp. Ltd.	24,787	592,161
Chipotle Mexican Grill, Inc.(a)	24,686	938,809
Darden Restaurants, Inc.	2,268	485,942
DoorDash, Inc., Class A(a)(b)	7,302	1,692,165
Expedia Group, Inc.	2,258	716,057
Flutter Entertainment PLC(a)(b)	2,738	274,293
Hilton Worldwide Holdings, Inc.	4,306	1,361,902
Las Vegas Sands Corp.	5,419	237,406
Marriott International, Inc., Class A	4,048	1,383,444
McDonald’s Corp.	13,808	3,638,960
Royal Caribbean Cruises Ltd.	4,834	1,299,089
Starbucks Corp.	22,088	2,346,850
Yum! Brands, Inc.	5,181	794,299
		20,188,463
Household Durables — 0.2%
DR Horton, Inc.	4,930	712,681
Garmin Ltd.	3,127	888,412
Lennar Corp., Class A	4,039	339,720
Lennar Corp., Class B	255	20,976
NVR, Inc.(a)	50	315,762
PulteGroup, Inc.	3,765	475,595
Somnigroup International, Inc.	3,607	233,553
		2,986,699
Household Products — 0.7%
Church & Dwight Co., Inc.	4,646	463,578
Colgate-Palmolive Co.	15,507	1,392,839
Kimberly-Clark Corp.	6,441	695,306
Procter & Gamble Co. (The)	45,176	6,555,941
		9,107,664
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(a)	810	$ 239,565
Vistra Corp.	6,529	896,889
		1,136,454
Industrial Conglomerates — 0.3%
3M Co.	10,108	1,736,858
DuPont de Nemours, Inc.	2,694	362,585
Honeywell International, Inc.	6,195	1,322,818
		3,422,261
Industrial REITs — 0.2%
Prologis, Inc.	18,076	2,529,194
Insurance — 1.6%
Aflac, Inc.	8,789	1,018,206
Allstate Corp. (The)	5,039	1,299,054
American International Group, Inc.	9,762	745,426
Aon PLC, Class A	4,196	1,349,098
Arch Capital Group Ltd.(a)	6,934	680,017
Arthur J. Gallagher & Co.	4,975	1,304,196
Brown & Brown, Inc.	5,377	388,058
Chubb Ltd.	6,885	2,331,261
Cincinnati Financial Corp.	2,997	509,190
Fidelity National Financial, Inc., Class A	5,043	234,247
Hartford Insurance Group, Inc. (The)	5,331	732,373
Loews Corp.	3,254	352,376
Markel Group, Inc.(a)	240	432,699
Marsh & McLennan Cos., Inc.	9,105	1,728,129
MetLife, Inc.	10,425	992,147
Principal Financial Group, Inc.	4,165	458,817
Progressive Corp. (The)	11,365	2,478,479
Prudential Financial, Inc.	6,770	796,152
Travelers Cos., Inc. (The)	4,113	1,505,070
W. R. Berkley Corp.	5,332	360,230
Willis Towers Watson PLC	1,778	601,942
		20,297,167
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	113,724	38,592,239
Alphabet, Inc., Class C, NVS	91,541	30,703,767
Meta Platforms, Inc., Class A	42,509	24,329,601
Reddit, Inc., Class A(a)	2,707	400,122
		94,025,729
IT Services — 1.0%
Accenture PLC, Class A	11,973	2,271,996
Cloudflare, Inc., Class A(a)(b)	6,155	1,877,952
Cognizant Technology Solutions Corp., Class A	8,873	573,018
CoreWeave, Inc., Class A(a)	5,724	485,910
International Business Machines Corp.	18,191	4,254,329
MongoDB, Inc., Class A(a)	1,535	695,923
Snowflake, Inc., Class A(a)	6,550	2,170,867
Twilio, Inc., Class A(a)	2,820	664,477
VeriSign, Inc.	1,574	453,753
		13,448,225
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	5,539	850,569
Danaher Corp.	12,530	2,675,907
Illumina, Inc.(a)	2,951	630,422
IQVIA Holdings, Inc.(a)	3,205	837,114
Mettler-Toledo International, Inc.(a)	399	560,651
Thermo Fisher Scientific, Inc.	7,225	4,458,547
Waters Corp.(a)	1,919	795,675
West Pharmaceutical Services, Inc.	1,389	473,802
		11,282,687
Security	Shares	Value
Machinery — 1.6%
Caterpillar, Inc.	8,954	$ 7,140,546
Cummins, Inc.	2,680	1,512,592
Deere & Co.	4,849	3,175,658
Dover Corp.	2,656	515,875
Fortive Corp.	5,902	347,274
Illinois Tool Works, Inc.	5,599	1,541,797
Ingersoll Rand, Inc.	7,630	587,891
ITT, Inc.	1,729	346,301
Otis Worldwide Corp.	7,521	534,969
PACCAR, Inc.	9,559	1,186,559
Parker-Hannifin Corp.	2,352	2,303,643
RBC Bearings, Inc.(a)	599	296,062
Snap-on, Inc.	985	380,515
Westinghouse Air Brake Technologies Corp.	3,268	934,419
Xylem, Inc.	4,660	513,113
		21,317,214
Media — 0.2%
AppLovin Corp., Class A(a)	4,251	1,326,567
Charter Communications, Inc., Class A(a)(b)	1,600	243,904
EchoStar Corp., Class A(a)	2,647	228,806
Fox Corp., Class A, NVS	3,886	261,722
Fox Corp., Class B	2,795	168,315
News Corp., Class A, NVS	7,221	221,757
News Corp., Class B	1,997	68,717
Omnicom Group, Inc.	5,515	482,728
		3,002,516
Metals & Mining — 0.6%
Alcoa Corp.	4,902	244,855
Coeur Mining, Inc.	20,009	415,787
Freeport-McMoRan, Inc.	27,973	2,118,675
Newmont Corp.	20,668	2,605,408
Nucor Corp.	4,463	1,114,143
Reliance, Inc.	1,017	390,579
Royal Gold, Inc.	1,631	426,458
Southern Copper Corp.	1,930	403,119
Steel Dynamics, Inc.	2,638	613,651
		8,332,675
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	14,173	324,845
Multi-Utilities — 0.5%
Ameren Corp.	5,353	567,472
CenterPoint Energy, Inc.	12,634	500,306
CMS Energy Corp.	5,975	406,658
Consolidated Edison, Inc.	7,142	764,337
Dominion Energy, Inc.	16,226	1,071,078
DTE Energy Co.	3,988	540,892
NiSource, Inc.	9,327	381,661
Public Service Enterprise Group, Inc.	9,633	706,388
Sempra	12,650	1,033,505
WEC Energy Group, Inc.	6,298	668,659
		6,640,956
Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy, Inc.	4,064	1,185,428
Chevron Corp.	35,896	7,399,602
ConocoPhillips	23,700	3,140,013
Devon Energy Corp.	20,551	996,929
Diamondback Energy, Inc.	3,567	715,112
EOG Resources, Inc.	10,302	1,493,378
EQT Corp.	11,978	648,968
Expand Energy Corp.	4,608	452,321
222026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ExxonMobil Holdings Corp.	80,904	$ 13,021,499
Kinder Morgan, Inc.	38,439	1,239,273
Marathon Petroleum Corp.	5,641	2,105,898
Occidental Petroleum Corp.	14,111	849,200
ONEOK, Inc.	12,011	1,153,176
Ovintiv, Inc.	5,232	343,481
Permian Resources Corp., Class A	14,637	340,896
Phillips 66	7,847	1,934,913
Targa Resources Corp.	4,149	1,218,354
Texas Pacific Land Corp.	1,122	420,010
Valero Energy Corp.	5,737	2,059,124
Williams Cos., Inc. (The)	23,682	1,777,334
		42,494,909
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	12,737	993,486
Southwest Airlines Co.	8,848	340,913
United Airlines Holdings, Inc.(a)	6,333	683,901
		2,018,300
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,700	480,810
Kenvue, Inc.	33,979	641,524
		1,122,334
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	39,559	2,642,937
Eli Lilly & Co.	15,558	17,996,405
Johnson & Johnson	46,787	12,438,324
Merck & Co., Inc.	46,649	6,892,856
Pfizer, Inc.	110,304	3,139,252
Royalty Pharma PLC, Class A	7,131	437,915
Viatris, Inc.	21,777	359,538
Zoetis, Inc., Class A	8,221	633,839
		44,541,066
Professional Services — 0.4%
Automatic Data Processing, Inc.	7,778	2,225,753
Broadridge Financial Solutions, Inc.	2,268	413,638
Equifax, Inc.	2,381	450,390
Jacobs Solutions, Inc.	2,349	350,118
Leidos Holdings, Inc.	2,442	342,393
Paychex, Inc.	6,261	797,276
SS&C Technologies Holdings, Inc.	4,167	345,736
Verisk Analytics, Inc.	2,539	492,007
		5,417,311
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	5,658	824,993
CoStar Group, Inc.(a)	7,705	247,099
		1,072,092
Residential REITs — 0.2%
Essex Property Trust, Inc.	1,186	335,591
Invitation Homes, Inc.	10,096	294,197
Mid-America Apartment Communities, Inc.	2,296	295,840
Sun Communities, Inc.	2,134	259,110
Vivmark Residential	13,952	908,833
		2,093,571
Retail REITs — 0.2%
Kimco Realty Corp.	13,142	311,597
Realty Income Corp.	17,493	1,071,971
Simon Property Group, Inc.	6,108	1,296,850
		2,680,418
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc.(a)	31,625	$ 14,886,520
Amkor Technology, Inc.	2,391	113,094
Analog Devices, Inc.	9,478	3,432,363
Applied Materials, Inc.	15,409	7,063,331
Astera Labs, Inc.(a)	2,671	793,234
Broadcom, Inc.	90,400	33,478,736
Credo Technology Group Holding Ltd.(a)	3,199	723,582
Entegris, Inc.	2,899	392,206
First Solar, Inc.(a)	1,968	397,339
Intel Corp.(a)	89,127	7,977,758
KLA Corp.	25,444	4,464,150
Lam Research Corp.	24,387	7,352,437
Lattice Semiconductor Corp.(a)	2,664	307,266
MACOM Technology Solutions Holdings, Inc.(a)	1,341	353,796
Marvell Technology, Inc.	16,910	3,579,171
Microchip Technology, Inc.	10,467	768,801
Micron Technology, Inc.	21,853	20,951,127
MKS, Inc.	1,291	330,806
Monolithic Power Systems, Inc.	910	1,153,671
NVIDIA Corp.	455,381	100,539,017
NXP Semiconductors NV	4,683	1,051,989
ON Semiconductor Corp.(a)	7,588	562,195
Qnity Electronics, Inc.	4,043	482,855
QUALCOMM, Inc.	20,397	3,477,280
Teradyne, Inc.	3,062	1,071,179
Texas Instruments, Inc.	17,678	4,612,367
		220,316,270
Software — 9.3%
Adobe, Inc.(a)	7,833	2,293,424
Autodesk, Inc.(a)	4,171	1,078,329
Cadence Design Systems, Inc.(a)	5,335	1,807,391
Circle Internet Group, Inc., Class A(a)(b)	3,487	333,183
Crowdstrike Holdings, Inc., Class A(a)	18,921	4,370,751
Datadog, Inc., Class A(a)	6,046	1,433,144
Fair Isaac Corp.(a)	423	485,270
Fortinet, Inc.(a)	12,048	2,059,365
Intuit, Inc.	5,193	1,865,845
Microsoft Corp.	144,323	73,213,615
Oracle Corp.	32,968	4,916,188
Palantir Technologies, Inc., Class A(a)	42,924	8,000,175
Palo Alto Networks, Inc.(a)	15,735	6,012,815
PTC, Inc.(a)	2,169	337,800
Roper Technologies, Inc.	1,948	827,199
Salesforce, Inc.	15,418	3,970,752
ServiceNow, Inc.(a)	20,099	2,974,451
Strategy, Inc., Class A(a)(b)	6,411	852,278
Synopsys, Inc.(a)	3,732	1,640,550
Trimble, Inc.(a)	4,611	276,383
Tyler Technologies, Inc.(a)	833	310,059
Workday, Inc., Class A(a)	3,922	774,399
Zoom Communications, Inc., Class A(a)	4,636	448,208
Zscaler, Inc.(a)	2,007	378,089
		120,659,663
Specialized REITs — 0.7%
American Tower Corp.	9,049	1,589,909
Crown Castle, Inc.	8,388	638,662
Digital Realty Trust, Inc.	6,374	1,182,951
Equinix, Inc.	1,896	1,984,581
Extra Space Storage, Inc.	3,958	558,474
Iron Mountain, Inc.	5,708	658,418
Public Storage	3,267	1,002,936
SBA Communications Corp.	2,053	389,372
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	20,181	$ 517,643
Weyerhaeuser Co.	13,389	312,901
		8,835,847
Specialty Retail — 1.4%
AutoZone, Inc.(a)	322	963,179
Burlington Stores, Inc.(a)	1,216	315,868
Carvana Co., Class A(a)	12,969	952,703
Dick’s Sporting Goods, Inc.	1,232	166,443
Home Depot, Inc. (The)	19,321	6,334,004
Lowe’s Cos., Inc.	10,896	2,230,411
O’Reilly Automotive, Inc.(a)	15,985	1,419,468
Ross Stores, Inc.	6,219	1,421,290
TJX Cos., Inc. (The)	21,546	2,885,225
Tractor Supply Co.	9,411	328,444
Ulta Beauty, Inc.(a)	864	464,054
Williams-Sonoma, Inc.	2,307	526,573
		18,007,662
Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	285,055	90,319,677
Dell Technologies, Inc., Class C	5,519	2,516,719
Everpure, Inc., Class A(a)	6,158	572,386
Hewlett Packard Enterprise Co.	25,715	1,343,352
HP, Inc.	18,210	546,664
IonQ, Inc.(a)(b)	7,517	295,493
NetApp, Inc.	3,725	690,205
Sandisk Corp.(a)	2,707	4,241,057
Seagate Technology Holdings PLC	4,338	3,593,512
Super Micro Computer, Inc.(a)	10,850	404,488
Western Digital Corp.	6,679	3,009,224
		107,532,777
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.(a)	1,924	231,380
NIKE, Inc., Class B	22,540	880,413
Tapestry, Inc.	3,892	480,234
		1,592,027
Tobacco — 0.6%
Altria Group, Inc.	32,674	2,237,516
Philip Morris International, Inc.	30,224	5,660,955
		7,898,471
Trading Companies & Distributors — 0.4%
Fastenal Co.	21,424	1,056,417
Ferguson Enterprises, Inc.	3,590	805,991
Sunbelt Rentals Holdings, Inc.	8,056	582,288
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	1,212	$ 1,258,056
Watsco, Inc.	671	207,889
WESCO International, Inc.	927	315,551
WW Grainger, Inc.	873	1,143,185
		5,369,377
Water Utilities — 0.0%
American Water Works Co., Inc.	3,641	503,295
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	9,815	1,771,019
Total Common Stocks — 99.8% (Cost: $728,351,181)		1,300,484,347
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)(d)	4,397	44
Total Rights — 0.0% (Cost: $—)		44
Total Long-Term Investments — 99.8% (Cost: $728,351,181)		1,300,484,391
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(e)(f)	3,927,977	3,929,156
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(e)	903,603	903,603
Total Short-Term Securities — 0.4% (Cost: $4,832,444)		4,832,759
Total Investments — 100.2% (Cost: $733,183,625)		1,305,317,150
Liabilities in Excess of Other Assets — (0.2)%		(2,794,865)
Net Assets — 100.0%		$ 1,302,522,285

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
242026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar U.S. Equity ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,779,735	$ 149,943 (a)	$ —	$ (200)	$ (322)	$ 3,929,156	3,927,977	$ 2,522 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,802,810	—	(899,207)(a)	—	—	903,603	903,603	20,577	—
BlackRock, Inc.	2,876,054	35,458	(36,507)	21,842	223,300	3,120,147	2,700	15,339	—
				$ 21,642	$ 222,978	$ 7,952,906		$ 38,438	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	5	09/18/26	$ 1,925	$ (14,037)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 14,037	$ —	$ —	$ —	$ 14,037

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 291,551	$ —	$ —	$ —	$ 291,551
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (154,507)	$ —	$ —	$ —	$ (154,507)
Schedule of Investments

Schedule of Investments  (continued)
August 31, 2026
iShares® Morningstar U.S. Equity ETF
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 2,278,244

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,300,484,347	$ —	$ —	$ 1,300,484,347
Rights	—	—	44	44
Short-Term Securities
Money Market Funds	4,832,759	—	—	4,832,759
	$ 1,305,317,106	$ —	$ 44	$ 1,305,317,150
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (14,037)	$ —	$ —	$ (14,037)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
262026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
August 31, 2026

	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 285,213,047	$ 1,297,364,244
Investments, at value — affiliated(c)	24,211,406	7,952,906
Cash	152	86
Cash pledged:
Futures contracts	117,000	132,000
Receivables:
Securities lending income — affiliated	11,960	532
Dividends — unaffiliated	185,030	1,045,367
Dividends — affiliated	3,096	3,684
Total assets	309,741,691	1,306,498,819
LIABILITIES
Collateral on securities loaned	23,062,614	3,937,430
Payables:
Investments purchased	1,056,832	—
Investment advisory fees	9,848	33,354
Variation margin on futures contracts	8,380	5,750
Total liabilities	24,137,674	3,976,534
Commitments and contingent liabilities
NET ASSETS	$ 285,604,017	$ 1,302,522,285
NET ASSETS CONSIST OF:
Paid-in capital	$ 249,710,703	$ 820,920,721
Accumulated earnings	35,893,314	481,601,564
NET ASSETS	$ 285,604,017	$ 1,302,522,285

NET ASSET VALUE
Shares outstanding	$ 3,800,000	$ 12,250,000
Net asset value	$ 75.16	$ 106.33
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Investments, at cost — unaffiliated	$ 228,616,249	$ 726,683,056
(b) Securities loaned, at value	$ 22,353,422	$ 3,924,381
(c) Investments, at cost — affiliated	$ 24,201,761	$ 6,500,569
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations

	iShares Morningstar Small-Cap ETF		iShares Morningstar U.S. Equity ETF
	Period From 05/01/26 to 08/31/26(a)	Year Ended 04/30/26	Period From 05/01/26 to 08/31/26(a)	Year Ended 04/30/26
INVESTMENT INCOME
Dividends — unaffiliated	$ 1,381,463	$ 3,435,387	$ 4,793,276	$ 12,987,551
Dividends — affiliated	10,925	28,292	35,916	126,408
Interest — unaffiliated	694	1,636	92	313
Securities lending income — affiliated — net	47,226	172,894	2,522	30,526
Foreign taxes withheld	(742)	(2,512)	(992)	(2,823)
Total investment income	1,439,566	3,635,697	4,830,814	13,141,975
EXPENSES
Investment advisory	37,843	99,325	128,593	335,495
Interest expense	2	40	5	—
Total expenses	37,845	99,365	128,598	335,495
Net investment income	1,401,721	3,536,332	4,702,216	12,806,480
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,743,158	9,464,960	(2,947,400)	(10,529,544)
Investments — affiliated	(170)	(505)	(200)	(4,777)
Futures contracts	28,117	254,434	291,551	420,473
In-kind redemptions — unaffiliated(b)	9,187,226	5,029,687	8,811,672	26,119,374
In-kind redemptions — affiliated(b)	—	—	21,842	77,295
	12,958,331	14,748,576	6,177,465	16,082,821
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,358,835	55,243,304	76,617,778	259,765,155
Investments — affiliated	(373)	(1,805)	222,978	330,807
Futures contracts	(11,806)	(7,627)	(154,507)	110,381
	3,346,656	55,233,872	76,686,249	260,206,343
Net realized and unrealized gain	16,304,987	69,982,448	82,863,714	276,289,164
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,706,708	$ 73,518,780	$ 87,565,930	$ 289,095,644

(a)	The Fund’s fiscal year-end changed from April 30 to August 31.
(b)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
282026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Morningstar Small-Cap ETF
	Period From 05/01/26 to 08/31/26(a)	Year Ended 04/30/26	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 1,401,721	$ 3,536,332	$ 3,183,599
Net realized gain	12,958,331	14,748,576	5,622,904
Net change in unrealized appreciation (depreciation)	3,346,656	55,233,872	(2,429,398)
Net increase in net assets resulting from operations	17,706,708	73,518,780	6,377,105
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(853,142)	(3,593,607)	(3,073,951)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(17,472)	(15,940,043)	1,712,963
NET ASSETS
Total increase in net assets	16,836,094	53,985,130	5,016,117
Beginning of period	268,767,923	214,782,793	209,766,676
End of period	$ 285,604,017	$ 268,767,923	$ 214,782,793

(a)	The Fund’s fiscal year-end changed from April 30 to August 31.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares Morningstar U.S. Equity ETF
	Period From 05/01/26 to 08/31/26(a)	Year Ended 04/30/26	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 4,702,216	$ 12,806,480	$ 13,293,355
Net realized gain	6,177,465	16,082,821	100,620,801
Net change in unrealized appreciation (depreciation)	76,686,249	260,206,343	7,849,204
Net increase in net assets resulting from operations	87,565,930	289,095,644	121,763,360
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(3,004,933)	(12,498,003)	(13,415,529)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,262,876)	8,805,417	(28,336,126)
NET ASSETS
Total increase in net assets	79,298,121	285,403,058	80,011,705
Beginning of period	1,223,224,164	937,821,106	857,809,401
End of period	$ 1,302,522,285	$ 1,223,224,164	$ 937,821,106

(a)	The Fund’s fiscal year-end changed from April 30 to August 31.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
302026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares Morningstar Small-Cap ETF
	Period From 05/01/26 to 08/31/26(a)	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of period	$ 70.73	$ 53.03	$ 52.44	$ 46.57	$ 48.77	$ 58.27
Net investment income(b)	0.37	0.90	0.81	0.77	0.79	0.72
Net realized and unrealized gain (loss)(c)	4.28	17.72	0.56	5.86	(2.20)	(9.50)
Net increase (decrease) from investment operations	4.65	18.62	1.37	6.63	(1.41)	(8.78)
Distributions from net investment income(d)	(0.22)	(0.92)	(0.78)	(0.76)	(0.79)	(0.72)
Net asset value, end of period	$ 75.16	$ 70.73	$ 53.03	$ 52.44	$ 46.57	$ 48.77
Total Return(e)
Based on net asset value	6.59%(f)	35.32%	2.51%	14.32%	(2.85)%	(15.22)%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	1.48%(h)	1.42%	1.41%	1.54%	1.67%	1.28%
Supplemental Data
Net assets, end of period (000)	$ 285,604	$ 268,768	$ 214,783	$ 209,767	$ 200,259	$ 199,971
Portfolio turnover rate(i)	12%	30%	25%	28%	28%	41%

(a)	The Fund’s fiscal year-end changed from April 30 to August 31.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Morningstar U.S. Equity ETF
	Period From 05/01/26 to 08/31/26(a)	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of period	$ 99.45	$ 76.87	$ 69.46	$ 57.11	$ 57.06	$ 59.02
Net investment income(b)	0.38	1.04	1.00	0.94	0.90	0.79
Net realized and unrealized gain (loss)(c)	6.75	22.55	7.41	12.35	0.04	(1.95)
Net increase (decrease) from investment operations	7.13	23.59	8.41	13.29	0.94	(1.16)
Distributions from net investment income(d)	(0.25)	(1.01)	(1.00)	(0.94)	(0.89)	(0.80)
Net asset value, end of period	$ 106.33	$ 99.45	$ 76.87	$ 69.46	$ 57.11	$ 57.06
Total Return(e)
Based on net asset value	7.17%(f)	30.83%	12.08%	23.44%	1.77%	(2.08)%
Ratios to Average Net Assets(g)
Total expenses	0.03%(h)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.10%(h)	1.15%	1.27%	1.48%	1.65%	1.27%
Supplemental Data
Net assets, end of period (000)	$ 1,302,522	$ 1,223,224	$ 937,821	$ 857,809	$ 748,145	$ 790,314
Portfolio turnover rate(i)	2%	8%	4%	5%	4%	6%

(a)	The Fund’s fiscal year-end changed from April 30 to August 31.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
322026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Morningstar Small-Cap	Diversified
Morningstar U.S. Equity	Diversified
On August 4, 2026, the Board of Trustees of the Trust approved a change in the fiscal year-end of iShares Morningstar Small-Cap ETF and iShares Morningstar U.S. Equity ETF from April 30 to August 31, effective as of August 6, 2026.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements

Notes to Financial Statements  (continued)
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
342026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Morningstar Small-Cap
Barclays Bank PLC	$81,149	$(81,149)	$—	$—
Barclays Capital, Inc.	432,137	(428,255)	—	3,882
BMO Capital Markets Corp.	668	(668)	—	—
BNP Paribas SA	2,748,159	(2,748,159)	—	—
BofA Securities, Inc.	1,166,706	(1,166,706)	—	—
Citigroup Global Markets, Inc.	1,689,554	(1,689,554)	—	—
Deutsche Bank Securities, Inc.	74	(74)	—	—
Goldman Sachs & Co. LLC	2,017,247	(2,017,247)	—	—
Goldman Sachs International	1,187,374	(1,187,374)	—	—
HSBC Bank PLC	42,347	(42,347)	—	—
J.P. Morgan Securities LLC	2,726,680	(2,726,680)	—	—
Jefferies LLC	1,298,038	(1,298,038)	—	—
Mizuho Securities USA LLC	48,670	(48,670)	—	—
Morgan Stanley	2,049,274	(2,049,274)	—	—
National Financial Services LLC	1,263,966	(1,263,966)	—	—
Nomura Securities International, Inc.	17,950	(17,950)	—	—
Pershing LLC	3,098	(3,098)	—	—
Scotia Capital (USA), Inc.	16,259	(16,189)	—	70
SG Americas Securities LLC	531,953	(531,953)	—	—
State Street Bank & Trust Co.	126,288	(126,288)	—	—
TD Securities (USA) LLC	128,215	(128,215)	—	—
UBS AG	1,581,710	(1,581,710)	—	—
UBS Securities LLC	129,600	(129,600)	—	—
Virtu Americas LLC	290,182	(290,182)	—	—
Wells Fargo Bank N.A.	1,989,948	(1,989,948)	—	—
Wells Fargo Securities LLC	786,176	(786,176)	—	—
	$22,353,422	$(22,349,470)	$—	$3,952
Morningstar U.S. Equity
BMO Capital Markets Corp.	$61,022	$(61,022)	$—	$—
BNP Paribas SA	773,285	(773,285)	—	—
BofA Securities, Inc.	28,309	(28,309)	—	—
Citigroup Global Markets, Inc.	267,569	(267,569)	—	—
Deutsche Bank Securities, Inc.	23,174	(23,174)	—	—
Goldman Sachs & Co. LLC	2,280	(2,280)	—	—
Goldman Sachs International	209,867	(209,867)	—	—
HSBC Bank PLC	243,672	(243,672)	—	—
J.P. Morgan Securities LLC	478,509	(478,509)	—	—
SG Americas Securities LLC	837,522	(819,000)	—	18,522
UBS AG	507,867	(484,620)	—	23,247
Notes to Financial Statements

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Morningstar U.S. Equity (continued)
Wells Fargo Bank N.A.	$9,925	$(9,925)	$—	$—
Wells Fargo Securities LLC	481,380	(481,380)	—	—
	$3,924,381	$(3,882,612)	$—	$41,769

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Morningstar Small-Cap	0.04%
Morningstar U.S. Equity	0.03
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
362026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the period ended August 31, 2026 and the year ended April 30,2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
	Period From 05/01/26 to 08/31/26	Year Ended 04/30/26
Morningstar Small-Cap	$ 14,099	$ 49,545
Morningstar U.S. Equity	998	9,555
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the period ended August 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Morningstar Small-Cap	$ 76,865	$ —	$ —
Morningstar U.S. Equity	7,053,768	4,372,534	(582,144)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the period ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Morningstar Small-Cap	$ 34,690,474	$ 32,948,938
Morningstar U.S. Equity	21,756,112	19,561,833
Notes to Financial Statements

Notes to Financial Statements  (continued)
For the period ended August 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Small-Cap	$ 10,467,474	$ 11,329,498
Morningstar U.S. Equity	10,329,202	15,566,291
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Morningstar Small-Cap	$ 9,177,684	$ (9,177,684)
Morningstar U.S. Equity	8,830,576	(8,830,576)
The tax character of distributions paid was as follows:
iShares ETF	Period From 05/01/26 to 08/31/26	Year Ended 04/30/26	Year Ended 04/30/25
Morningstar Small-Cap
Ordinary income	$ 853,142	$ 3,593,607	$ 3,073,951
Morningstar U.S. Equity
Ordinary income	$ 3,004,933	$ 12,498,003	$ 13,415,529
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Morningstar Small-Cap	$ 994,078	$ (20,455,771)	$ 55,355,007	$ 35,893,314
Morningstar U.S. Equity	3,131,324	(88,358,132)	566,828,372	481,601,564

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and undistributed capital gains from underlying REIT investments.

For the year ended August 31, 2026, the iShares Morningstar Small-Cap ETF utilized $3,370,985 of its capital loss carryforwards.
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Small-Cap	$ 254,069,446	$ 80,950,458	$ (25,595,451)	$ 55,355,007
Morningstar U.S. Equity	738,487,277	600,816,438	(33,986,565)	566,829,873

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also
382026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements  (continued)
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Period From 05/01/26 to 08/31/26(a)		Year Ended 04/30/26		Year Ended 04/30/25
iShares ETF	Shares	Amount	Shares	Amount	Shares	Amount
Morningstar Small-Cap
Shares sold	150,000	$10,997,333	—	$—	200,000	$10,521,406
Shares redeemed	(150,000)	(11,014,805)	(250,000)	(15,940,043)	(150,000)	(8,808,443)
	—	$(17,472)	(250,000)	$(15,940,043)	50,000	$1,712,963
Morningstar U.S. Equity
Shares sold	100,000	$10,341,498	700,000	$62,517,816	2,750,000	$212,119,848
Shares redeemed	(150,000)	(15,604,374)	(600,000)	(53,712,399)	(2,900,000)	(240,455,974)
	(50,000)	$(5,262,876)	100,000	$8,805,417	(150,000)	$(28,336,126)

(a)	The Fund’s fiscal year-end changed from April 30 to August 31.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
The Fund announced on August 6, 2026 that it would change the Fund’s name from the iShares Morningstar Small-Cap ETF to the iShares MSCI USA Small-Cap ETF, the ticker from ISCB to MSML, and the fiscal year end from April 30 to August 31. The Fund also announced a change of the underlying index from the Morningstar US Small Cap Extended Market Index to the MSCI USA Small Cap Index  and related changes to the Fund’s investment strategy. The MSCI USA Small Cap Index measures the performance of the small-capitalization segment of the U.S. equities market. The changes became effective on October 5, 2026 except the fiscal year end change was effective as of August 6, 2026.
The Fund announced on August 6, 2026 that it would change the Fund’s name from the iShares Morningstar U.S. Equity ETF to the iShares MSCI USA ETF, the ticker from ILCB to MLRG, and the fiscal year end from April 30 to August 31. The Fund also announced a change of the underlying index from the Morningstar US Large-Mid Cap Market Index to the MSCI USA Index and related changes to the Fund’s investment strategy. The MSCI USA Index measures the performance of the large- and mid-capitalization segments of the U.S. equities market. The changes became effective on October 5, 2026 except the fiscal year end change was effective as of August 6, 2026.
402026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the period from May 1, 2026 to August 31, 2026 and for the year ended April 30, 2026, the statements of changes in net assets for the period from May 1, 2026 to August 31, 2026 and for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for the period from May 1, 2026 to August 31, 2026 and for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, and the results of each of their operations for the period from May 1, 2026 to August 31, 2026 and for the year ended April 30, 2026, the changes in each of their net assets for the period from May 1, 2026 to August 31, 2026 and for each of the two years in the period ended April 30, 2026 and each of the financial highlights for the period from May 1, 2026 through August 31, 2026 and for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Morningstar Small-Cap ETF iShares Morningstar U.S. Equity ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal period ended August 31, 2026:
iShares ETF	Qualified Dividend Income
Morningstar Small-Cap	$ 1,042,885
Morningstar U.S. Equity	4,576,683
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal period ended August 31, 2026:
iShares ETF	Qualified Business Income
Morningstar Small-Cap	$ 261,921
Morningstar U.S. Equity	163,398
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended August 31, 2026:
iShares ETF	Federal Obligation Interest
Morningstar Small-Cap	$ 5,151
Morningstar U.S. Equity	9,702
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal period ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Morningstar Small-Cap	69.31%
Morningstar U.S. Equity	92.44
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
iShares ETF	Interest Dividends
Morningstar Small-Cap	$ 10,624
Morningstar U.S. Equity	19,998
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF	Interest-Related Dividends
Morningstar Small-Cap	$ 10,643
Morningstar U.S. Equity	20,034
422026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Morningstar Small-Cap ETF, iShares Morningstar U.S. Equity ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
442026 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
462026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements

Want to know more?
iShares.com  |  1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: October 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: October 21, 2026

By:	_/s/Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: October 21, 2026